UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21474
Oppenheimer Limited Term California Municipal Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Arthur S. Gabinet
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: July 31
Date of reporting period: 1/31/2012

Item 1. Reports to Stockholders.

January 31, 2012

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

"We hope that the recent strength of the municipal bond market has renewed investors' confidence in the market's powerful ability to help investors earn tax-advantaged income."

Dan Loughran, Senior Vice President, Senior Portfolio Manager and Team Leader, **OppenheimerFunds/Rochester**

OppenheimerFunds®
The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories
Tobacco—Master Settlement Agreement	14.6%
Special Tax	11.1
Municipal Leases	10.8
General Obligation	10.5
Hospital/Healthcare	9.2
Tax Increment Financing (TIF)	6.5
Single-Family Housing	5.5
Multifamily Housing	5.0
Government Appropriation	4.0
Higher Education	3.6
Portfolio holdings are subject to change. Percentages are as of January 31, 2012, and are based on total assets.

Credit Rating Breakdown	NRSRO Only Total
AAA	0.6%
AA	14.0
A	32.4
BBB	30.1
BB and Lower	6.6
Unrated	16.3

Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of January 31, 2012, and are subject to change. All securities except for those labeled “unrated” have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Manager”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. Unrated securities do not necessarily indicate low credit quality.
For the purposes of this Credit Allocation table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Securities not rated by an NRSRO may or may not be equivalent of investment grade. For further details, please consult the Fund’s prospectus or Statement of Additional Information.
11 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This semiannual report must be preceded or accompanied by the current prospectus of Oppenheimer Limited Term California Municipal Fund. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 2/25/04. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%.1
Class B shares of the Fund were first publicly offered on 2/25/04. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the since inception return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 2/25/04. Unless otherwise noted, Class C returns include the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 11/29/10. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.

1.	Effective April 1, 2012, the maximum initial sales charge for Class A shares of the Fund will be 2.25%.
12 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2012.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
13 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	August 1, 2011	January 31, 2012	January 31, 2012
Actual
Class A	$1,000.00	$1,047.30	$4.49
Class B	1,000.00	1,041.00	9.64
Class C	1,000.00	1,046.50	8.57
Class Y	1,000.00	1,048.40	3.15

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,020.76	4.43
Class B	1,000.00	1,015.74	9.52
Class C	1,000.00	1,016.79	8.45
Class Y	1,000.00	1,022.07	3.11
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2012 are as follows:

Class	Expense Ratios
Class A	0.87%
Class B	1.87
Class C	1.66
Class Y	0.61
The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
14 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS January 31, 2012 / Unaudited

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
Municipal Bonds and Notes—99.1%
California—90.9%
$100,000	Adelanto, CA Elementary School District Community Facilities District No. 1	4.700%	09/01/2012	09/01/2012		$98,488
620,000	Adelanto, CA Improvement Agency, Series B	5.500	12/01/2023	02/25/2019	A	612,529
265,000	Adelanto, CA Public Financing Authority, Series B	6.300	09/01/2028	03/01/2012	B	265,156
125,000	Adelanto, CA Public Utility Authority	6.625	07/01/2031	07/01/2019	B	133,776
150,000	Alameda, CA Corridor Transportation Authority	5.125	10/01/2016	02/29/2012	B	150,477
350,000	Alameda, CA Transportation Authority	5.250	10/01/2021	02/29/2012	B	350,389
25,000	Alvord, CA Unified School District Community Facilities District	6.200	09/01/2025	09/01/2012	B	25,071
10,000	Antelope Valley, CA Healthcare District	5.200	01/01/2017	02/29/2012	B	10,030
1,000,000	Antelope Valley, CA Healthcare District	5.200	01/01/2020	02/29/2012	B	1,002,520
1,500,000	Antelope Valley, CA Healthcare District	5.250	09/01/2017	09/01/2014	B	1,509,630
550,000	Antioch, CA Public Financing Authority	5.625	01/01/2022	02/29/2012	B	550,908
3,005,000	Antioch, CA Public Financing Authority	5.625	01/01/2027	02/29/2012	B	3,008,426
30,000	Apple Valley, CA Improvement Bond Act 1915	6.900	09/02/2015	03/02/2012	B	30,979
15,000	Aromas, CA Water District	5.600	09/01/2018	03/01/2012	B	15,009
15,000	Atwater, CA Redevel. Agency (Downtown Redevel.)	5.500	06/01/2019	02/29/2012	B	15,001
25,000	Auburn, CA Union School District COP	5.750	09/01/2017	02/29/2012	B	25,078
25,000	Azusa, CA Redevel. Agency Tax Allocation (West End Redevel.)	8.000	08/01/2034	08/01/2014	B	26,715
35,000	Bakersfield, CA Improvement Bond Act 1915	5.600	09/02/2020	03/02/2016	B	35,828
45,000	Bakersfield, CA Improvement Bond Act 1915	6.100	09/02/2024	03/02/2017	B	46,081
15,000	Bakersfield, CA Improvement Bond Act 1915	7.100	09/02/2015	03/02/2012	B	15,034
70,000	Baldwin Park, CA Redevel. Agency	5.750	09/01/2030	09/01/2012	B	70,658
25,000	Beaumont, CA Financing Authority, Series A	5.700	09/01/2035	09/01/2017	B	25,077
165,000	Beaumont, CA Financing Authority, Series A	7.000	09/01/2023	02/29/2012	B	165,289
55,000	Beaumont, CA Financing Authority, Series B	6.000	09/01/2034	09/01/2015	B	55,684
30,000	Belmont, CA Redevel. Agency (Los Costanos Community Devel.)	5.500	08/01/2016	02/29/2012	B	30,059
50,000	Belmont, CA Redevel. Agency (Los Costanos Community Devel.)	5.600	08/01/2018	02/29/2012	B	50,085
25,000	Berkeley, CA Joint Powers Financing Authority	5.500	10/01/2017	02/29/2012	B	25,104
50,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)	5.750	05/01/2034	06/30/2032	A	45,725
795,000	Bonita Canyon, CA Public Facilities Financing Authority	5.375	09/01/2028	03/01/2012	B	798,252
60,000	Brentwood, CA Improvement Bond Act 1915	6.800	09/02/2017	02/29/2012	B	60,125
30,000	Brisbane, CA Improvement Bond Act 1915 (Northeast Ridge)	5.875	09/02/2020	03/02/2012	B	30,917
205,000	Brisbane, CA Public Financing Authority	6.000	05/01/2026	02/29/2012	B	205,092
15 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value
California Continued
$35,000	Buena Park, CA Special Tax (Park Mall)	6.125%		09/01/2033	10/16/2031	A	$33,525
250,000	Burbank, CA Community Facilities District Special Tax	5.200		12/01/2023	12/01/2016	B	253,820
500,000	CA ABAG Finance Authority for NonProfit Corporation (California School of Mechanical Arts)	5.250		10/01/2026	04/01/2012	B	509,060
2,000,000	CA ABAG Finance Authority for NonProfit Corporations (Odd Fellows Home of California)	5.200		11/15/2022	11/15/2012	B	2,025,700
50,000	CA ABAG Finance Authority for NonProfit Corporations (Odd Fellows Home of California)	6.000		08/15/2024	02/29/2012	B	51,132
5,000	CA ABAG Finance Authority for NonProfit Corporations COP	5.600		11/01/2023	02/29/2012	B	5,008
20,000	CA ABAG Finance Authority for NonProfit Corporations COP	5.800		03/01/2023	02/29/2012	B	20,043
155,000	CA ABAG Finance Authority for NonProfit Corporations COP (O’Connor Woods)	6.200		11/01/2029	02/29/2012	B	155,053
15,000	CA ABAG Finance Authority for NonProfit Corporations (OW/OWHC/SJRHC Obligated Group)	5.700		11/01/2013	02/29/2012	B	15,029
55,000	CA ABAG Tax Allocation, Series A	6.000		12/15/2014	06/15/2012	B	56,107
100,000	CA Affordable Hsg. Agency (Merced County Hsg. Authority)	6.500		01/01/2033	01/02/2029	A	81,585
2,180,000	CA Community College Financing Authority (GCCCD/PCCD/STTJCCD Obligated Group)	5.625		04/01/2026	04/01/2012	B	2,186,300
8,445,000	CA County Tobacco Securitization Agency	5.830	[1]	06/01/2033	06/01/2033		833,437
125,000	CA County Tobacco Securitization Agency (Golden Gate Tobacco)	4.500		06/01/2021	12/15/2013	A	113,869
410,000	CA County Tobacco Securitization Agency (TASC)	5.000		06/01/2026	01/10/2017	A	363,149
505,000	CA County Tobacco Securitization Agency (TASC)	5.100		06/01/2028	05/14/2022	A	434,219
2,000,000	CA County Tobacco Securitization Agency (TASC)	5.125		06/01/2038	07/04/2026	A	1,444,240
6,620,000	CA County Tobacco Securitization Agency (TASC)	5.250		06/01/2021	04/05/2017	A	6,172,091
2,240,000	CA County Tobacco Securitization Agency (TASC)	5.450		06/01/2028	10/28/2024	A	1,801,520
315,000	CA County Tobacco Securitization Agency (TASC)	5.500		06/01/2033	09/22/2015	A	296,699
8,240,000	CA County Tobacco Securitization Agency (TASC)	5.750		06/01/2029	05/02/2017	A	8,128,183
150,000	CA County Tobacco Securitization Agency (TASC)	5.875		06/01/2027	06/01/2012	B	150,104
380,000	CA County Tobacco Securitization Agency (TASC)	5.875		06/01/2035	05/19/2023	A	328,616
16 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value
California Continued
$305,000	CA County Tobacco Securitization Agency (TASC)	5.875%		06/01/2043	08/06/2024	A	$256,102
2,665,000	CA County Tobacco Securitization Agency (TASC)	6.000		06/01/2029	06/01/2012	B	2,666,466
4,965,000	CA County Tobacco Securitization Agency (TASC)	6.000		06/01/2035	05/19/2024	A	4,369,200
435,000	CA County Tobacco Securitization Agency (TASC)	6.000		06/01/2042	08/04/2028	A	376,392
10,700,000	CA County Tobacco Securitization Agency (TASC)	6.068	[1]	06/01/2046	06/05/2033	A	566,458
1,300,000	CA County Tobacco Securitization Agency (TASC)	6.250		06/01/2037	02/07/2022	A	1,175,707
3,010,000	CA Dept. of Transportation COP	5.250		03/01/2016	02/29/2012	B	3,021,950
20,000	CA Dept. of Veterans Affairs Home Purchase	5.200		12/01/2027	02/29/2012	B	20,027
40,000	CA Dept. of Veterans Affairs Home Purchase	5.200		12/01/2028	02/29/2012	B	40,137
715,000	CA Dept. of Water Resources (Center Valley)	5.250		07/01/2022	02/29/2012	B	717,810
10,000	CA Dept. of Water Resources (Center Valley)	5.400		07/01/2012	02/29/2012	B	10,044
1,130,000	CA Educational Facilities Authority	5.125		04/01/2017	02/29/2012	B	1,130,735
250,000	CA Educational Facilities Authority (California College of Arts & Crafts)	5.750		06/01/2025	02/29/2012	B	250,068
25,000	CA Educational Facilities Authority (California College of Arts & Crafts)	5.875		06/01/2030	02/29/2012	B	25,004
105,000	CA Educational Facilities Authority (Golden Gate University)	5.500		10/01/2018	02/29/2012	B	105,077
10,000	CA Educational Facilities Authority (Los Angeles College of Chiropractic)	5.600		11/01/2017	06/30/2015	A	8,458
325,000	CA Educational Facilities Authority (Mills College)	5.125		09/01/2022	02/29/2012	B	325,426
295,000	CA Educational Facilities Authority (Pooled University)	5.250		04/01/2024	03/31/2012	B	294,988
50,000	CA Educational Facilities Authority (University of the Pacific)	5.875		11/01/2020	02/27/2012	B	50,206
335,000	CA Educational Facilities Authority (University Pacific)	5.750		11/01/2030	02/27/2012	B	336,350
335,000	CA Financing Authority (Wastewater Improvement)	6.100		11/01/2033	12/17/2031	A	319,848
60,000	CA GO	4.800		08/01/2014	02/29/2012	B	60,200
30,000	CA GO	5.000		06/01/2012	02/29/2012	B	30,094
50,000	CA GO	5.000		02/01/2013	02/29/2012	B	50,154
25,000	CA GO	5.000		06/01/2017	02/29/2012	B	25,077
3,000,000	CA GO	5.000		02/01/2019	02/29/2012	B	3,009,240
25,000	CA GO	5.000		06/01/2019	02/29/2012	B	25,077
5,000	CA GO	5.000		06/01/2019	02/29/2012	B	5,015
5,000	CA GO	5.000		02/01/2021	02/29/2012	B	5,015
17 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
California Continued
$100,000	CA GO	5.000%	11/01/2022	05/01/2012	B	$100,922
75,000	CA GO	5.000	10/01/2023	02/29/2012	B	75,231
10,000	CA GO	5.000	10/01/2023	02/29/2012	B	10,031
70,000	CA GO	5.000	04/01/2024	04/01/2012	B	70,442
5,000	CA GO	5.000	02/01/2025	02/29/2012	B	5,016
25,000	CA GO	5.125	10/01/2027	02/29/2012	B	25,058
25,000	CA GO	5.250	10/01/2013	04/01/2012	B	25,164
25,000	CA GO	5.250	10/01/2013	04/01/2012	B	25,164
20,000	CA GO	5.250	06/01/2016	06/01/2012	B	20,262
25,000	CA GO	5.250	04/01/2018	02/29/2012	B	25,082
25,000	CA GO	5.250	04/01/2019	02/29/2012	B	25,082
15,000	CA GO	5.250	04/01/2021	02/29/2012	B	15,049
160,000	CA GO	5.250	06/01/2021	06/01/2012	B	162,099
4,970,000	CA GO	5.250	09/01/2024	09/01/2021	B	6,031,393
10,000	CA GO	5.250	02/01/2029	02/01/2013	B	10,340
10,000	CA GO	5.250	02/01/2030	02/29/2012	B	10,022
20,000	CA GO	5.375	04/01/2013	04/01/2012	B	20,135
15,000	CA GO	5.375	06/01/2026	06/01/2012	B	15,215
50,000	CA GO	5.500	04/01/2012	02/29/2012	B	50,178
105,000	CA GO	5.500	03/01/2013	02/29/2012	B	105,366
10,000	CA GO	5.500	04/01/2013	02/29/2012	B	10,035
85,000	CA GO	5.500	06/01/2013	02/29/2012	B	85,297
35,000	CA GO	5.500	03/01/2014	02/29/2012	B	35,122
15,000	CA GO	5.500	03/01/2014	02/29/2012	B	15,052
20,000	CA GO	5.500	04/01/2014	02/29/2012	B	20,070
65,000	CA GO	5.500	06/01/2014	02/29/2012	B	65,227
75,000	CA GO	5.500	03/01/2015	02/29/2012	B	75,262
55,000	CA GO	5.500	04/01/2015	04/01/2012	B	55,384
40,000	CA GO	5.500	06/01/2015	02/29/2012	B	40,140
65,000	CA GO	5.500	04/01/2019	04/01/2012	B	65,454
15,000	CA GO	5.500	03/01/2020	03/01/2012	B	15,052
25,000	CA GO	5.500	03/01/2020	03/01/2012	B	25,087
25,000	CA GO	5.500	10/01/2022	04/01/2012	B	25,175
40,000	CA GO	5.500	06/01/2025	02/29/2012	B	40,134
65,000	CA GO	5.600	09/01/2021	03/01/2012	B	65,232
5,000	CA GO	5.600	09/01/2021	03/01/2012	B	5,018
70,000	CA GO	5.625	10/01/2021	04/01/2012	B	70,503
150,000	CA GO	5.625	10/01/2023	04/01/2012	B	151,079
10,000	CA GO	5.625	09/01/2024	03/01/2012	B	10,036
45,000	CA GO	5.625	05/01/2026	02/29/2012	B	45,140
15,000	CA GO	5.625	10/01/2026	04/01/2012	B	15,093
18 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
California Continued
$5,000	CA GO	5.750%	03/01/2012	03/01/2012		$5,022
35,000	CA GO	5.750	03/01/2015	03/01/2012	B	35,130
4,890,000	CA GO	5.750	11/01/2017	05/01/2012	B	4,944,230
35,000	CA GO	5.750	11/01/2017	05/01/2012	B	35,388
45,000	CA GO	5.800	06/01/2013	02/29/2012	B	45,168
1,410,000	CA GO	5.900	04/01/2023	04/01/2012	B	1,420,772
230,000	CA GO	5.900	04/01/2023	04/01/2012	B	231,757
75,000	CA GO	5.900	03/01/2025	03/01/2012	B	75,279
25,000	CA GO	6.000	05/01/2012	05/01/2012		25,352
15,000	CA GO	6.000	10/01/2014	04/01/2012	B	15,117
20,000	CA GO	6.000	08/01/2015	08/01/2012	B	20,468
20,000	CA GO	6.000	05/01/2018	05/01/2012	B	20,234
5,000	CA GO	6.000	08/01/2019	08/01/2012	B	5,117
55,000	CA GO	6.000	10/01/2021	04/01/2012	B	55,430
90,000	CA GO	6.000	08/01/2024	08/01/2012	B	92,080
905,000	CA GO	6.250	10/01/2019	04/01/2012	B	912,439
605,000	CA GO	6.250	10/01/2019	04/01/2012	B	609,973
5,000,000	CA GO	6.500	04/01/2033	04/01/2019	B	6,158,800
25,000	CA Golden State Tobacco Securitization Corp.	5.000	06/01/2020	02/29/2012	B	25,018
4,080,000	CA Golden State Tobacco Securitization Corp. (TASC)	4.500	06/01/2027	06/18/2018	A	3,345,070
500,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.000	06/01/2018	02/29/2012	B	500,050
2,000,000	CA Health Facilities Financing Authority (CHCW)	5.250	03/01/2024	03/01/2016	B	2,139,100
500,000	CA Health Facilities Financing Authority (CHCW/CHC Obligated Group)	5.625	07/01/2032	07/01/2015	B	536,335
35,000	CA Health Facilities Financing Authority (Downey Community Hospital)	5.750	05/15/2015	12/09/2013	A	32,642
65,000	CA Health Facilities Financing Authority (Exception Childrens Foundation)	6.500	05/01/2020	02/29/2012	B	65,172
10,000	CA Health Facilities Financing Authority (FF/OCTC/SCADP Obligated Group)	6.500	12/01/2022	02/29/2012	B	10,024
2,000,000	CA Health Facilities Financing Authority (Kaiser Permanente)	5.400	05/01/2028	02/29/2012	B	2,008,380
10,000	CA Health Facilities Financing Authority (Marshall Hospital)	5.125	11/01/2012	02/29/2012	B	10,032
450,000	CA Health Facilities Financing Authority (Northern California Presbyterian Homes & Services)	5.125	07/01/2018	02/29/2012	B	450,608
1,255,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)	5.625	07/01/2019	02/29/2012	B	1,257,322
19 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
California Continued
$20,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)	5.750%	07/01/2015	02/29/2012	B	$20,052
30,000	CA Health Facilities Financing Authority (Providence Health System-Southern California)	5.500	10/01/2013	02/29/2012	B	30,116
30,000	CA Health Facilities Financing Authority (San Fernando Valley Community Mental Health Center)	5.250	06/01/2023	02/29/2012	B	30,039
50,000	CA Health Facilities Financing Authority (Sunny View Lutheran Home)	5.100	01/01/2024	02/29/2012	B	50,059
335,000	CA Health Facilities Financing Authority (Sutter Health)	5.125	08/15/2022	02/29/2012	B	335,700
540,000	CA Health Facilities Financing Authority (Sutter Health)	5.350	08/15/2028	02/15/2012	B	547,992
30,000	CA Health Facilities Financing Authority (Sutter Health)	5.375	08/15/2030	02/15/2012	B	30,061
1,000,000	CA HFA (Home Mtg.)	4.950	08/01/2023	02/01/2017	B	1,006,820
3,440,000	CA HFA (Home Mtg.)	5.000	08/01/2037	01/21/2013	B	3,476,602
6,055,000	CA HFA (Home Mtg.)	5.500	02/01/2042	05/26/2013	B	6,055,848
9,465,000	CA HFA (Home Mtg.)	5.500	08/01/2042	09/01/2013	B	9,611,897
55,000	CA HFA (Multifamily Hsg.)	5.375	08/01/2028	01/06/2026	A	54,997
2,035,000	CA HFA (Multifamily Hsg.)	5.400	08/01/2018	02/27/2012	B	2,035,651
40,000	CA HFA (Multifamily Hsg.)	5.400	08/01/2018	02/29/2012	B	40,013
670,000	CA HFA (Multifamily Hsg.)	5.450	08/01/2028	02/29/2012	B	670,194
645,000	CA HFA (Multifamily Hsg.)	5.950	08/01/2028	02/29/2012	B	645,084
330,000	CA HFA (Multifamily Hsg.)	6.050	08/01/2016	02/29/2012	B	330,432
2,650,000	CA HFA (Multifamily Hsg.)	6.050	08/01/2027	02/29/2012	B	2,668,471
25,000	CA HFA (Multifamily Hsg.)	6.050	08/01/2038	02/29/2012	B	25,006
2,350,000	CA HFA (Multifamily Hsg.)	6.150	08/01/2022	02/29/2012	B	2,354,066
100,000	CA Infrastructure and Economic Devel. (Scripps Research Institute)	5.625	07/01/2020	02/29/2012	B	100,334
3,550,000	CA Infrastructure and Economic Devel. (Scripps Research Institute)	5.750	07/01/2030	02/29/2012	B	3,556,639
15,000	CA Infrastructure and Economic Devel. (Stockton Port District)	5.375	07/01/2022	02/24/2020	A	13,448
375,000	CA Infrastructure and Economic Devel. (Vermont Village Human Services Corp.)	5.750	09/01/2023	09/01/2013	B	394,485
1,130,000	CA Inland Empire Tobacco Securitization Authority	5.000	06/01/2021	05/01/2016	A	948,386
310,000	CA Intercommunity Hospital Financing Authority COP	5.250	11/01/2019	02/29/2012	B	310,229
35,000	CA M-S-R Public Power Agency (San Juan)	6.000	07/01/2022	02/29/2012	B	38,399
10,000	CA Maritime Infrastructure Authority (Santa Cruz Port District)	5.750	05/01/2024	05/01/2014	B	10,041
20 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
California Continued
$50,000	CA Municipal Finance Authority (Biola University)	5.625%	10/01/2023	04/01/2018	B	$54,228
1,025,000	CA Municipal Finance Authority (Community Hospitals of Central California)	5.250	02/01/2024	02/01/2019	B	1,066,984
30,000	CA Pollution Control Financing Authority (Sacramento Biosolids Facility)	5.300	12/01/2017	06/25/2016	A	28,039
340,000	CA Pollution Control Financing Authority (Sacramento Biosolids Facility)	5.500	12/01/2024	07/27/2022	A	278,790
860,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)	5.850	06/01/2021	02/29/2012	B	862,915
195,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)	5.850	06/01/2021	02/29/2012	B	195,661
460,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)	5.850	06/01/2021	02/29/2012	B	461,559
565,000	CA Pollution Control Financing Authority (Southern California Water Company)	5.500	12/01/2026	02/29/2012	B	565,718
40,000	CA Pollution Control Financing Authority (West Coast Resource Recovery)	5.125	01/01/2014	02/29/2012	B	40,102
55,000	CA Public Works	5.250	12/01/2013	02/29/2012	B	55,195
745,000	CA Public Works	6.625	11/01/2034	04/17/2019	B	875,517
75,000	CA Public Works (CA Community Colleges)	5.250	12/01/2016	02/29/2012	B	75,212
50,000	CA Public Works (California Community Colleges)	5.000	12/01/2017	02/29/2012	B	50,115
55,000	CA Public Works (California Community Colleges)	5.100	09/01/2014	02/29/2012	B	55,175
25,000	CA Public Works (California Community Colleges)	5.250	12/01/2013	02/29/2012	B	25,088
2,250,000	CA Public Works (California Community Colleges)	5.250	12/01/2013	02/29/2012	B	2,257,988
200,000	CA Public Works (California Community Colleges)	5.250	12/01/2014	02/29/2012	B	200,654
355,000	CA Public Works (California Community Colleges)	5.250	12/01/2015	02/29/2012	B	356,093
65,000	CA Public Works (California Community Colleges)	5.250	12/01/2015	02/29/2012	B	65,200
70,000	CA Public Works (California Community Colleges)	5.250	12/01/2016	02/29/2012	B	70,197
205,000	CA Public Works (California Community Colleges)	5.250	09/01/2019	02/29/2012	B	205,523
25,000	CA Public Works (California Community Colleges)	5.375	03/01/2012	02/29/2012	B	25,101
60,000	CA Public Works (California Highway Patrol)	5.250	11/01/2014	02/29/2012	B	60,197
350,000	CA Public Works (California Science Center)	5.250	10/01/2017	02/29/2012	B	350,893
21 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$2,000,000	CA Public Works (California State Prisons)	5.750%	10/01/2031	10/01/2021	B	$2,296,360
600,000	CA Public Works (California State University)	5.250	10/01/2015	02/29/2012	B	601,860
50,000	CA Public Works (California State University)	5.375	10/01/2016	02/29/2012	B	50,147
50,000	CA Public Works (California State University)	5.375	10/01/2017	02/29/2012	B	50,133
1,365,000	CA Public Works (California State University)	5.400	12/01/2016	02/29/2012	B	1,369,013
40,000	CA Public Works (California State University)	5.450	09/01/2014	02/29/2012	B	40,164
400,000	CA Public Works (California State University)	5.500	09/01/2015	02/29/2012	B	401,588
75,000	CA Public Works (Dept. of Corrections)	5.000	10/01/2012	02/29/2012	B	75,271
55,000	CA Public Works (Dept. of Corrections)	5.000	09/01/2018	02/29/2012	B	55,114
150,000	CA Public Works (Dept. of Corrections)	5.250	09/01/2014	02/29/2012	B	150,498
100,000	CA Public Works (Dept. of Corrections)	5.250	09/01/2015	02/29/2012	B	100,312
75,000	CA Public Works (Dept. of Corrections)	5.250	09/01/2015	02/29/2012	B	75,234
10,000	CA Public Works (Dept. of Corrections)	5.250	09/01/2015	02/29/2012	B	10,036
50,000	CA Public Works (Dept. of Corrections)	5.250	09/01/2016	02/29/2012	B	50,143
125,000	CA Public Works (Dept. of Corrections)	5.375	10/01/2016	02/29/2012	B	125,368
40,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2017	02/29/2012	B	40,110
350,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2018	02/29/2012	B	350,966
350,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2019	02/29/2012	B	350,966
45,000	CA Public Works (Dept. of Corrections)	5.625	10/01/2020	02/29/2012	B	45,129
165,000	CA Public Works (Dept. of Food & Agriculture)	5.400	06/01/2013	02/29/2012	B	165,625
25,000	CA Public Works (Dept. of Health Services)	5.300	11/01/2013	02/29/2012	B	25,090
35,000	CA Public Works (Dept. of Health Services)	5.400	11/01/2014	02/29/2012	B	35,119
1,010,000	CA Public Works (Dept. of Health Services)	5.500	11/01/2015	02/29/2012	B	1,013,525
10,000	CA Public Works (Dept. of Justice Building)	4.800	05/01/2015	02/29/2012	B	10,028
95,000	CA Public Works (Dept. of Mental Health)	5.125	06/01/2029	06/01/2014	B	97,194
20,000	CA Public Works (Dept. of Veterans)	5.125	10/01/2013	02/29/2012	B	20,069
150,000	CA Public Works (Dept. of Youth Authority)	5.375	10/01/2015	02/29/2012	B	150,482
10,000	CA Public Works (Dept. of Youth Authority)	5.500	10/01/2017	02/29/2012	B	10,028
25,000	CA Public Works (Dept. of Youth Authority)	5.500	10/01/2018	02/29/2012	B	25,069
3,000,000	CA Public Works (Judicial Council)	5.250	12/01/2026	12/01/2021	B	3,440,190
25,000	CA Public Works (Library & Courts Annex)	5.000	05/01/2015	02/29/2012	B	25,074
25,000	CA Public Works (Regents University)	5.250	11/01/2013	02/29/2012	B	25,099
25,000	CA Public Works (Regents University)	5.250	11/01/2013	02/29/2012	B	25,099
1,500,000	CA Public Works (State Archives Building Complex)	5.375	12/01/2012	02/29/2012	B	1,513,200
115,000	CA Public Works (State Universities)	5.250	12/01/2013	02/29/2012	B	115,388
220,000	CA Public Works (State Universities)	5.400	10/01/2022	02/29/2012	B	220,587
1,545,000	CA Public Works (State Universities)	5.500	12/01/2018	02/29/2012	B	1,549,264
25,000	CA Public Works (Trustees California State University)	5.000	10/01/2019	02/29/2012	B	25,047
100,000	CA Public Works (Trustees of California)	5.250	10/01/2012	02/29/2012	B	100,425
25,000	CA Public Works (Trustees of California)	5.250	10/01/2014	02/29/2012	B	25,098
22 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$20,000	CA Public Works (Various California State Universities)	5.550%	09/01/2016	02/29/2012	B	$20,062
30,000	CA Public Works (Various Community Colleges)	5.200	09/01/2017	02/29/2012	B	30,075
275,000	CA Public Works (Various Community Colleges)	5.375	03/01/2013	02/29/2012	B	276,042
655,000	CA Public Works (Various Community Colleges)	5.375	03/01/2014	02/29/2012	B	657,391
120,000	CA Public Works (Various Community Colleges)	5.500	04/01/2013	02/29/2012	B	120,467
75,000	CA Public Works (Various Community Colleges)	5.600	04/01/2014	02/29/2012	B	75,275
4,970,000	CA Public Works (Various Community Colleges)	5.625	03/01/2016	02/29/2012	B	4,985,954
2,740,000	CA Public Works (Various Community Colleges)	5.625	03/01/2016	02/29/2012	B	2,748,795
1,870,000	CA Public Works (Various Community Colleges)	5.625	03/01/2019	02/29/2012	B	1,875,348
175,000	CA Public Works (Various State Universities)	5.200	12/01/2012	02/29/2012	B	175,672
100,000	CA Public Works (Various State Universities)	5.250	12/01/2013	02/29/2012	B	100,363
300,000	CA Public Works (Various State Universities)	5.300	12/01/2014	02/29/2012	B	301,077
210,000	CA Public Works (Various State Universities)	5.350	12/01/2015	02/29/2012	B	210,725
445,000	CA Public Works (Various State Universities)	5.375	12/01/2019	02/29/2012	B	446,179
125,000	CA Public Works (Various State Universities)	5.400	10/01/2022	02/29/2012	B	125,334
795,000	CA Public Works (Various State Universities)	5.400	10/01/2022	02/29/2012	B	798,156
210,000	CA Public Works (Various State Universities)	5.500	09/01/2015	02/29/2012	B	210,697
75,000	CA River Highlands Community Services District[2]	7.750	09/02/2020	02/04/2017	A	25,531
15,000	CA River Highlands Community Services District[2]	8.125	09/02/2020	03/08/2017	A	5,106
55,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.), Series A	6.350	12/01/2029	09/15/2014	A	56,907
50,000	CA Special Districts Finance Program COP	5.250	12/01/2026	02/29/2012	B	50,036
25,000	CA Statewide CDA	6.625	09/01/2027	02/29/2012	B	25,017
5,000	CA Statewide CDA	7.000	07/01/2022	02/29/2012	B	5,006
30,000	CA Statewide CDA (Ararat Home of Los Angeles)	5.550	06/01/2021	06/01/2012	B	30,215
23 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

California Continued
$70,000	CA Statewide CDA (Bouquet Canyon)	5.300%		07/01/2018	03/01/2012	B	$70,103
65,000	CA Statewide CDA (California Odd Fellow Hsg.)	5.375		10/01/2013	02/29/2012	B	65,205
100,000	CA Statewide CDA (CHF-Irvine-UCI East Campus Apartments)	6.000		05/15/2023	05/15/2018	B	111,960
740,000	CA Statewide CDA (Childrens Hospital Los Angeles)	5.250		08/15/2029	02/29/2012	B	740,252
2,025,000	CA Statewide CDA (CVHP/CVMC/FH Obligated Group) COP	5.500		04/01/2013	02/29/2012	B	2,029,151
490,000	CA Statewide CDA (Daughters of Charity Health System/St. Francis Medical Center Obligated Group)	5.000		07/01/2022	05/28/2015	B	499,212
1,730,000	CA Statewide CDA (Daughters of Charity Health System/St. Francis Medical Center Obligated Group)	5.250		07/01/2024	06/09/2015	B	1,758,009
930,000	CA Statewide CDA (Daughters of Charity Health System/St. Francis Medical Center Obligated Group)	5.250		07/01/2025	03/01/2015	B	944,173
500,000	CA Statewide CDA (East Tabor Apartments)	6.850		08/20/2036	02/29/2012	B	520,870
45,000	CA Statewide CDA (Escrow Term)	6.750		09/01/2037	09/01/2014	B	45,686
30,000	CA Statewide CDA (GP Steinbeck)	5.700		09/20/2019	03/20/2012	B	30,947
85,000	CA Statewide CDA (GP Steinbeck)	5.897	[1]	09/20/2027	09/20/2012	B	34,244
15,000	CA Statewide CDA (John Muir Health)	5.125		08/15/2017	02/29/2012	B	15,031
60,000	CA Statewide CDA (John Muir/Mt. Diablo Health System)	5.250		08/15/2027	02/29/2012	B	60,061
100,000	CA Statewide CDA (LA Orthopedic Hospital Foundation)	5.250		06/01/2015	02/29/2012	B	100,218
1,190,000	CA Statewide CDA (LA Orthopedic Hospital Foundation)	5.500		06/01/2019	02/29/2012	B	1,192,023
25,000	CA Statewide CDA (LA Orthopedic Hospital Foundation/Orthopedic Hospital Obligated Group)	5.375		06/01/2016	02/29/2012	B	25,054
70,000	CA Statewide CDA (LA Orthopedic Hospital Foundation/Orthopedic Hospital Obligated Group)	5.500		06/01/2018	02/29/2012	B	70,133
15,000	CA Statewide CDA (LA Orthopedic Hospital Foundation/Orthopedic Hospital Obligated Group)	5.500		06/01/2020	02/29/2012	B	15,024
250,000	CA Statewide CDA (Live Oak School)	6.750		10/01/2030	10/01/2012	B	251,433
3,045,000	CA Statewide CDA (Memorial Health Services/Long Beach Memorial Medical Center Obligated Group)	5.500		10/01/2033	04/01/2013	B	3,177,062
100,000	CA Statewide CDA (Multifamily)	5.696	[1]	09/20/2021	09/20/2012	B	57,800
100,000	CA Statewide CDA (Multifamily)	5.744	[1]	09/20/2023	09/20/2012	B	51,250
150,000	CA Statewide CDA (Quail Ridge Apartments)	5.375		07/01/2032	11/27/2029	A	114,383
24 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$430,000	CA Statewide CDA (Rio Bravo)	6.500%	12/01/2018	12/02/2015	A	$404,914
100,000	CA Statewide CDA (Sherman Oaks)	5.000	08/01/2018	02/29/2012	B	100,149
100,000	CA Statewide CDA (Sutter Health/Alta Bates Medical Center/East Bay Perinatal Center Obligated Group)	5.750	08/15/2027	02/15/2012	B	100,219
560,000	CA Statewide CDA (Sycamore)	6.000	03/20/2038	03/20/2013	B	595,168
25,000	CA Statewide CDA Community Facilities District	6.350	09/01/2021	09/01/2012	B	25,689
30,000	CA Statewide CDA COP (Ararat Home of Los Angeles)	5.400	06/01/2016	06/01/2012	B	30,301
5,000	CA Statewide CDA COP (CVHP/CVMC/FH Obligated Group)	5.000	04/01/2018	02/29/2012	B	5,003
230,000	CA Statewide CDA COP (CVHP/CVMC/FH Obligated Group)	5.125	04/01/2023	03/31/2012	B	229,979
100,000	CA Statewide CDA COP (Sutter Health)	5.500	08/15/2018	02/15/2012	B	100,209
205,000	CA Statewide CDA COP (Sutter Health)	5.500	08/15/2031	02/15/2012	B	205,428
20,000	CA Statewide CDA Special Tax Community Facilities District No. 2007-1 (Orinda)	5.300	09/01/2017	02/29/2012	B	21,037
85,000	CA Statewide CDA Water & Wastewater	5.700	10/01/2024	02/29/2012	B	85,321
3,404,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[3]	5.625	05/01/2029	06/08/2016	A	3,396,239
1,135,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	5.625	05/01/2029	06/06/2016	A	1,100,791
250,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	6.000	05/01/2037	05/30/2025	A	218,810
50,000	CA Water Resource Devel. GO, Series P	5.800	06/01/2014	02/29/2012	B	50,187
50,000	CA Water Resource Devel. GO, Series Q	5.000	03/01/2016	02/29/2012	B	50,154
15,000	CA Water Resource Devel. GO, Series Q & R	5.000	03/01/2017	02/29/2012	B	15,046
25,000	CA Western Hills Water District Special Tax	5.000	09/01/2014	09/13/2013	A	22,194
25,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	4.650	09/01/2014	09/01/2014		21,999
120,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.000	09/01/2024	06/22/2021	A	80,950
50,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.125	09/01/2031	03/23/2029	A	30,628
115,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.750	09/01/2022	09/14/2018	A	86,418
45,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.875	09/01/2031	04/30/2027	A	30,263
310,000	CA William S. Hart Union School District	6.000	09/01/2027	09/01/2013	B	313,990
10,000	Calabasas, CA Special Tax Community Facilities District 98-1	5.750	09/01/2028	06/18/2025	A	9,947
35,000	California City, CA Redevel. Agency Tax Allocation	7.000	09/01/2015	02/29/2012	B	35,087
25 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$2,795,000	California County, CA Tobacco Securitization Authority (TASC)	5.625%	06/01/2023	06/01/2012	B	$2,826,164
60,000	Campbell, CA (Civic Center) COP	5.250	10/01/2028	02/29/2012	B	60,197
15,000	Canyon Lake, CA COP (Railroad Canyon Road)	7.375	06/01/2014	06/01/2012	B	15,246
40,000	Capistrano, CA Unified School District (Education& Support Facilities) COP	5.250	12/01/2026	06/01/2012	B	40,498
75,000	Capistrano, CA Unified School District (Las Flores)	5.000	09/01/2023	03/01/2012	B	75,056
50,000	Capistrano, CA Unified School District School Facilities Improvement District No. 1	6.000	08/01/2024	02/29/2012	B	50,191
80,000	Carlsbad, CA Improvement Bond Act 1915	5.550	09/02/2028	03/02/2012	B	80,027
120,000	Carlsbad, CA Improvement Bond Act 1915	5.950	09/02/2025	09/02/2012	B	120,838
30,000	Carlsbad, CA Improvement Bond Act 1915	6.000	09/02/2022	03/02/2012	B	30,040
85,000	Carson, CA Improvement Bond Act 1915	7.375	09/02/2022	03/02/2012	B	85,110
30,000	Castaic, CA Union School District Community Facilities District No. 92-1	8.500	10/01/2013	04/01/2012	B	30,269
2,750,000	Castaic, CA Union School District Community Facilities District No. 92-1	9.000	10/01/2019	04/01/2012	B	2,768,343
70,000	Cathedral City, CA Improvement Bond Act 1915	5.950	09/02/2034	03/02/2012	B	72,105
50,000	Cathedral City, CA Special Tax Community Facilities District No. 1	6.625	09/01/2023	09/25/2022	A	45,356
50,000	Cathedral City, CA Special Tax Community Facilities District No. 1	6.700	09/01/2030	01/10/2028	A	43,287
10,000	Central CA Unified School District	5.625	03/01/2018	03/01/2012	B	10,044
95,000	Chico, CA Improvement Bond Act 1915 (Mission Ranch)	6.625	09/02/2012	09/02/2012		96,771
100,000	Chico, CA Improvement Bond Act 1915 (Mission Ranch)	6.625	09/02/2013	03/02/2012	B	103,226
55,000	Chino, CA Community Facilities District Special Tax	5.750	09/01/2034	10/11/2032	A	54,448
20,000	Chowchilla, CA Improvement Bond Act 1915	6.700	09/02/2027	09/02/2014	B	20,444
55,000	Chula Vista, CA Community Facilities District (Eastlake Woods)	5.700	09/01/2016	03/01/2012	B	56,202
15,000	Chula Vista, CA Community Facilities District (Eastlake Woods)	6.100	09/01/2021	09/01/2012	B	15,318
250,000	Chula Vista, CA Community Facilities District (Otay Ranch Village)	6.000	09/01/2033	03/01/2012	B	250,113
10,000	Chula Vista, CA Improvement Bond Act 1915 Assessment District No. 94-1 (Eastlake)	7.000	09/02/2015	09/02/2012	A	10,327
25,000	Colton, CA Community Facilities District Special Tax	5.800	09/01/2018	03/01/2012	B	25,019
175,000	Colton, CA Joint Unified School District	5.700	09/01/2034	10/18/2030	A	170,781
50,000	Colton, CA Joint Unified School District COP	5.100	06/01/2020	06/01/2012	B	50,169
26 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$50,000	Colton, CA Public Financing Authority, Series B	5.875%	08/01/2027	05/05/2018	A	$48,883
20,000	Colton, CA Redevel. Agency (West Valley)	6.375	09/01/2035	01/24/2032	A	19,605
100,000	Compton, CA Sewer	5.375	09/01/2023	02/29/2012	B	100,158
45,000	Concord, CA Joint Powers Financing Authority (Conccord Avenue Packaging)	5.125	03/01/2023	09/01/2012	B	45,438
110,000	Contra Costa County, CA Public Financing Authority	5.250	06/01/2015	02/29/2012	B	110,365
25,000	Contra Costa County, CA Public Financing Authority	5.250	06/01/2016	02/29/2012	B	25,080
1,170,000	Contra Costa County, CA Public Financing Authority (Pleasant Hill Bart)	5.125	08/01/2019	02/29/2012	B	1,170,257
25,000	Contra Costa, CA Community College District COP (Diablo Valley College)	6.000	06/01/2021	02/29/2012	B	25,111
25,000	Corona, CA Redevel. Agency Tax Allocation	5.500	09/01/2016	02/29/2012	B	25,043
15,000	Corona-Norco, CA Unified School District	5.625	09/01/2033	09/01/2013	B	15,037
40,000	Corona-Norco, CA Unified School District	5.750	09/01/2014	02/29/2012	B	40,109
100,000	Corona-Norco, CA Unified School District Community Facilities District No. 06-1	6.000	09/01/2027	03/01/2012	B	103,033
15,000	Culver City, CA Redevel. Finance Authority	5.500	11/01/2014	11/14/2013	A	15,484
20,000	Cypress, CA Improvement Bond Act 1915 (Business and Professional Center)	5.700	09/02/2022	02/29/2012	B	20,008
20,000	Davis, CA Joint Unified School District Special Tax	5.300	08/15/2024	08/15/2012	B	20,084
10,000	Del Mar, CA Unified School District	5.875	09/01/2029	09/01/2013	B	10,033
40,000	Dixon, CA Public Financing Authority	5.150	09/02/2020	03/02/2012	B	40,039
35,000	Dixon, CA Public Financing Authority	5.700	09/02/2020	03/02/2012	B	35,017
480,000	Downey, CA Community Devel. Commission Tax Allocation (Downey Redevel.)	5.125	08/01/2020	08/01/2012	B	481,056
1,000,000	Duarte, CA COP (Hope National Medical Center)	5.250	04/01/2019	02/29/2012	B	1,002,100
190,000	Duarte, CA Hsg. (Heritage Park Apartments)	5.850	05/01/2030	03/01/2012	B	190,118
40,000	Eastern CA Municipal Water District Community Facilities Special Tax	6.375	09/01/2027	09/01/2013	B	40,365
250,000	Eastern CA Municipal Water District Community Facilities Special Tax	6.375	09/01/2037	03/01/2012	B	255,043
90,000	Eastern CA Municipal Water District Community Facilities Special Tax (Crown Valley Village)	5.500	09/01/2028	09/14/2027	A	84,233
65,000	Eastern CA Municipal Water District Community Facilities Special Tax (Crown Valley Village)	5.625	09/01/2034	04/30/2032	A	58,558
27 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$50,000	Eastern CA Municipal Water District Community Facilities Special Tax (Promontory Park)	5.500%	09/01/2024	09/01/2014	B	$50,524
10,000	Eastern CA Municipal Water District Improvement Bond Act 1915	5.750	09/02/2020	09/02/2012	B	10,053
50,000	El Dorado County, CA Special Tax	6.250	09/01/2029	02/29/2012	B	50,019
1,170,000	Emery, CA Unified School District	6.250	08/01/2026	08/01/2021	B	1,480,530
25,000	Emeryville, CA Public Financing Authority	6.100	09/01/2012	02/29/2012	B	25,076
145,000	Emeryville, CA Public Financing Authority	6.200	09/01/2025	02/29/2012	B	145,225
20,000	Encinitas, CA Improvement Bond Act 1915	6.900	09/02/2017	04/30/2015	A	19,944
50,000	Fairfax, CA GO	5.500	08/01/2027	02/29/2012	B	50,106
15,000	Fairfield, CA Improvement Bond Act 1915 (Green Valley Road/Mangels Blvd.)	7.375	09/02/2018	03/02/2012	B	15,484
15,000	Florin, CA Resource Conservation District COP	6.000	02/01/2029	04/04/2027	A	9,847
260,000	Folsom Cordova, CA Unified School District School Facilities Improvement District No. 1	5.500	10/01/2015	02/29/2012	B	263,481
270,000	Folsom Cordova, CA Unified School District School Facilities Improvement District No. 2	5.250	10/01/2013	02/29/2012	B	273,783
250,000	Folsom Cordova, CA Unified School District School Facilities Improvement District No. 2	5.375	10/01/2017	02/29/2012	B	253,540
10,000	Folsom, CA Improvement Bond Act 1915	6.500	09/02/2013	03/02/2012	B	10,030
25,000	Folsom, CA Public Financing Authority	5.400	09/02/2020	03/02/2012	B	25,011
25,000	Folsom, CA Public Financing Authority	5.625	09/02/2020	03/02/2012	B	25,011
555,000	Fontana, CA Redevel. Agency (Downtown Redevel.)	5.000	09/01/2014	02/29/2012	B	555,999
100,000	Fontana, CA Redevel. Agency (Downtown Redevel.)	5.000	09/01/2016	02/29/2012	B	100,142
250,000	Fontana, CA Redevel. Agency (Southwest Industrial Park)	5.000	09/01/2022	02/29/2012	B	250,215
265,000	Fontana, CA Special Tax (Citrus)	5.000	09/01/2020	09/01/2020		261,356
2,300,000	Fontana, CA Special Tax Community Facilities District No. 2-A	5.250	09/01/2017	03/01/2012	B	2,303,887
10,000	Fontana, CA Special Tax Community Facilities District No. 4	7.125	10/01/2015	04/01/2012	B	10,065
1,500,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road	5.875	01/15/2026	01/15/2016	B	1,519,710
300,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road)	5.000	01/15/2016	07/15/2012	B	299,988
50,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road)	5.375	01/15/2014	02/29/2012	B	50,006
1,175,000	Fresno, CA Airport	5.800	07/01/2030	02/29/2012	B	1,178,737
28 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$115,000	Fresno, CA Joint Powers Financing Authority	5.750%	06/01/2026	02/29/2012	B	$115,552
25,000	Fullerton, CA Community Facilities District No. 1 Special Tax (Amerige Heights)	6.200	09/01/2032	09/01/2012	B	25,300
80,000	Fullerton, CA School District Special Tax	6.300	09/01/2023	03/01/2012	B	81,726
10,000	Galt, CA Improvement Bond Act 1915	5.900	09/02/2022	03/02/2012	B	10,303
20,000	Granada, CA Sanitation District Improvement Bond Act 1915	6.125	09/02/2022	03/02/2012	B	20,013
425,000	Grand Terrace, CA Community Redevel. Agency	5.100	09/01/2022	09/01/2019	B	457,530
15,000	Greenfield, CA Redevel. Agency	6.000	02/01/2029	02/19/2028	A	13,013
3,220,000	Hawthorne, CA Community Redevel. Agency Special Tax	6.125	10/01/2025	04/01/2012	B	3,328,514
120,000	Hawthorne, CA Parking Authority	8.000	09/01/2015	03/01/2012	B	120,402
155,000	Hawthorne, CA Parking Authority	8.125	09/01/2019	03/01/2012	B	155,355
45,000	Hayward, CA Improvement Bond Act 1915	7.100	09/02/2018	03/02/2012	B	45,098
50,000	Hayward, CA Public Finance Authority (Hayward Water System)	5.100	06/01/2013	02/29/2012	B	50,156
1,990,000	Hesperia, CA Public Financing Authority, Tranche A	6.250	09/01/2035	10/22/2028	A	1,944,330
10,000	Hollister, CA Improvement Bond Act 1915	7.125	09/02/2022	03/02/2012	B	10,310
15,000	Huntington Beach, CA Community Facilities District	5.400	10/01/2020	04/01/2012	B	15,051
20,000	Huntington Beach, CA Community Facilities District Special Tax	6.250	09/01/2027	09/01/2012	B	20,125
50,000	Indio, CA Community Facilities District Special Tax (Talavera)	5.000	09/01/2017	09/01/2012	B	50,313
125,000	Indio, CA Hsg. (Olive Court Apartments)	6.375	12/01/2026	06/01/2012	B	125,403
20,000	Indio, CA Improvement Bond Act 1915	6.350	09/02/2027	09/02/2014	B	20,447
20,000	Indio, CA Improvement Bond Act 1915	6.375	09/02/2027	09/02/2014	B	20,459
30,000	Indio, CA Improvement Bond Act 1915 Assessment District No. 99.1	7.125	09/02/2020	02/29/2012	B	30,061
25,000	Inglewood, CA Public Financing Authority	5.625	08/01/2017	08/01/2012	B	25,238
750,000	Inland Valley, CA Devel. Agency Tax Allocation	5.500	04/01/2014	04/01/2014		831,135
2,545,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	4.625	06/01/2021	04/30/2016	A	2,071,172
150,000	Irvine, CA Improvement Bond Act 1915	5.550	09/02/2026	09/02/2013	B	152,228
20,000	Irvine, CA Improvement Bond Act 1915	5.600	09/02/2022	09/02/2012	B	20,622
30,000	Irvine, CA Improvement Bond Act 1915	5.625	09/02/2024	09/02/2012	B	30,572
25,000	Irvine, CA Mobile Home Park (Meadows Mobile Home Park)	6.050	03/01/2028	02/29/2012	B	25,002
15,000	Kingsburg, CA Public Financing Authority	8.000	09/15/2021	02/29/2012	B	15,033
25,000	La Habra, CA Redevel. Agency Community Facilities District	6.000	09/01/2014	02/29/2012	B	25,055
29 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$10,000	La Habra, CA Redevel. Agency Community Facilities District	6.000%	09/01/2019	02/29/2012	B	$10,010
55,000	La Mesa, CA Improvement Bond Act 1915	5.750	09/02/2023	03/02/2012	B	55,019
1,685,000	Lake Elsinore, CA Improvement Bond Act 1915	7.000	09/02/2030	09/02/2012	B	1,696,846
15,000	Lake Elsinore, CA Public Financing Authority	6.375	10/01/2033	10/01/2016	B	15,381
500,000	Lake Elsinore, CA Special Tax	5.100	09/01/2022	09/01/2017	B	518,645
1,135,000	Lake Elsinore, CA Unified School District	5.300	09/01/2026	09/01/2015	B	1,140,596
125,000	Lammersville, CA School District Community Facilities District (Mountain House)	5.500	09/01/2013	09/01/2012	B	128,476
50,000	Lammersville, CA School District Community Facilities District (Mountain House)	6.300	09/01/2024	09/01/2012	B	50,873
50,000	Lammersville, CA Unified School District Special	6.375	09/01/2032	09/01/2013	B	50,607
40,000	Lancaster, CA Community Facilities District Special Tax	6.000	10/01/2016	04/01/2012	B	40,126
15,000	Lancaster, CA Redevel. Agency (Desert Sands Mobile Home Park)	6.375	11/01/2027	02/29/2012	B	15,008
100,000	Lathrop, CA COP	5.875	06/01/2030	02/29/2012	B	100,107
115,000	Lathrop, CA Financing Authority (Water Supply)	5.700	06/01/2019	06/01/2013	B	117,410
15,000	Lathrop, CA Financing Authority (Water Supply)	5.750	06/01/2020	06/01/2013	B	15,280
50,000	Lathrop, CA Financing Authority (Water Supply)	5.900	06/01/2023	06/01/2013	B	50,731
10,000	Lathrop, CA Improvement Bond Act 1915	6.000	09/02/2021	03/02/2014	B	10,203
5,000	Lathrop, CA Improvement Bond Act 1915 (Louise Avenue)	6.875	09/02/2017	03/02/2012	B	5,161
10,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)	6.000	09/02/2023	03/02/2014	B	10,142
60,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)	6.125	09/02/2028	03/02/2014	B	60,433
100,000	Lee Lake, CA Water District Community Facilities District No. 2 Special Tax (Montecito Ranch)	6.125	09/01/2027	09/01/2012	B	100,639
1,500,000	Lee Lake, CA Water District Community Facilities District No. 3 Special Tax	5.750	09/01/2023	09/01/2013	B	1,572,750
25,000	Livermore, CA Capital Projects Financing Authority	5.650	09/02/2016	03/02/2012	B	25,532
10,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)	5.750	09/01/2012	03/01/2012	B	10,024
45,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)	6.400	09/01/2026	03/01/2012	B	45,010
30 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$15,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)	6.400%	09/01/2030	03/01/2012	B	$14,999
620,000	Long Beach, CA Bond Finance Authority Natural Gas	5.000	11/15/2017	11/15/2017		652,494
685,000	Long Beach, CA Bond Finance Authority Natural Gas	5.250	11/15/2018	11/15/2018		727,915
50,000	Long Beach, CA Special Tax (Pike)	6.250	10/01/2026	10/01/2012	B	50,196
30,000	Long Beach, CA Special Tax (Pine Avenue)	6.375	09/01/2023	02/29/2012	B	30,023
770,000	Los Angeles County, CA Community Facilities District No. 4 Special Tax	5.500	09/01/2014	03/01/2012	B	773,157
5,000	Los Angeles County, CA Community Facilities District No. 4 Special Tax	7.750	09/01/2017	03/01/2012	B	5,017
100,000	Los Angeles, CA Community Facilities District Special Tax (Cascade Business Park)	6.400	09/01/2022	03/01/2012	B	100,152
50,000	Los Angeles, CA Community Redevel. Agency (Freeway Recovery)	6.000	09/01/2031	09/01/2012	B	50,418
40,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.100	12/01/2015	02/29/2012	B	40,100
50,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.200	12/01/2017	02/29/2012	B	50,118
50,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.200	12/01/2018	02/29/2012	B	50,106
120,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.200	12/01/2019	02/29/2012	B	120,228
125,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.250	12/01/2020	02/29/2012	B	125,225
80,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.250	12/01/2021	02/29/2012	B	80,134
130,000	Los Angeles, CA Community Redevel. Agency (Hollywood)	5.000	07/01/2022	02/29/2012	B	130,038
25,000	Los Angeles, CA Community Redevel. Agency (Hoover Redevel.)	5.500	09/01/2014	02/29/2012	B	25,055
40,000	Los Angeles, CA COP (Dept. of Public Social Services)	5.500	08/01/2019	02/29/2012	B	40,134
20,000	Los Angeles, CA COP (Dept. of Public Social Services)	5.500	08/01/2031	02/29/2012	B	20,037
10,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[4]	5.375	05/15/2025	05/15/2018	B	11,329,398
15,000	Los Angeles, CA Dept. of Water & Power	4.750	08/15/2017	02/29/2012	B	15,053
10,000	Los Angeles, CA Dept. of Water & Power	4.750	10/15/2020	02/29/2012	B	10,035
60,000	Los Angeles, CA Mtg. (Section 8)	5.350	07/01/2022	02/29/2012	B	60,087
15,000	Los Angeles, CA Mtg. (Section 8)	6.500	07/01/2022	02/29/2012	B	15,035
50,000	Los Angeles, CA Multifamily Hsg. (Arminta North & South)	7.700	06/20/2028	02/29/2012	B	50,027
31 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$40,000	Los Angeles, CA Multifamily Hsg. (Earthquake Rehabilitation)	5.900%	01/01/2030	02/29/2012	B	$40,047
130,000	Los Angeles, CA Regional Airports Improvement Corp. (Laxfuel Corp.)	5.250	01/01/2023	02/29/2012	B	130,140
15,000	Los Angeles, CA Regional Airports Improvement Corp. (Los Angeles West Terminal Fuel Corp.)	10.250	01/01/2013	01/01/2013		15,362
45,000	Los Angeles, CA State Building Authority	5.500	10/01/2016	02/29/2012	B	45,124
200,000	Los Angeles, CA State Building Authority	5.500	10/01/2017	02/29/2012	B	200,552
45,000	Los Angeles, CA State Building Authority	5.500	10/01/2018	02/29/2012	B	45,124
180,000	Los Angeles, CA State Building Authority	5.500	10/01/2019	02/29/2012	B	180,497
75,000	Los Banos, CA Sewer System COP	5.000	12/01/2019	02/29/2012	B	75,171
25,000	Los Banos, CA Unified School District COP	5.625	08/01/2016	02/29/2012	B	25,052
175,000	Madera County, CA COP (Valley Children’s Hospital)	5.000	03/15/2023	02/29/2012	B	175,179
360,000	Madera County, CA COP (Valley Children’s Hospital)	5.750	03/15/2028	02/29/2012	B	360,407
50,000	Mammoth Lakes, CA Community Facilities District (North Village Area)	5.750	10/01/2033	09/03/2029	A	45,723
20,000	Manhattan Beach, CA Water & Wastewater Authority COP	5.750	09/01/2020	02/29/2012	B	20,021
25,000	Manzanita, CA Elementary School District	5.600	08/01/2025	08/01/2012	B	25,219
10,000	Martinez, CA Mtg. (Ridgecrest Apartments)	5.625	07/01/2025	02/29/2012	B	10,014
55,000	Maywood, CA Public Financing Authority	6.500	09/01/2018	06/28/2013	B	55,530
1,045,000	Mendocino Coast, CA Healthcare District	5.875	02/01/2020	02/29/2012	B	1,047,289
25,000	Menifee, CA Union School District Special Tax	6.050	09/01/2026	09/01/2012	B	25,101
275,000	Mill Valley, CA COP (The Redwoods)	5.750	12/01/2020	02/29/2012	B	275,993
10,000	Milpitas, CA Improvement Bond Act 1915	5.700	09/02/2018	03/02/2012	B	10,308
100,000	Modesto, CA Irrigation District	5.000	09/01/2012	02/29/2012	B	100,404
10,000	Monrovia, CA Redevel. Agency Public Parking Facilities	5.200	04/01/2013	02/29/2012	B	10,029
10,000	Montclair, CA Redevel. Agency Mobile Home Park (Augusta Homes Villa Del Arroyo)	6.100	11/15/2037	11/15/2014	B	10,091
25,000	Montclair, CA Redevel. Agency Mobile Home Park (Hacienda Mobile Home Park)	6.000	11/15/2029	11/15/2014	B	25,355
20,000	Montclair, CA Redevel. Agency Mobile Home Park (Villa Mobile Home Park)	6.100	06/15/2029	06/15/2012	B	20,034
415,000	Montebello, CA Community Redevel. Agency (Montebello Hills Redevel.)	5.500	03/01/2014	03/01/2012	B	415,751
10,000	Montebello, CA Community Redevel. Agency (South Montebello)	5.500	09/01/2022	03/28/2021	A	9,968
25,000	Montebello, CA Community Redevel. Agency Tax Allocation	5.000	03/01/2019	03/01/2012	B	25,025
32 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$480,000	Montebello, CA Community Redevel. Agency Tax Alloccation	5.250%	09/01/2024	03/01/2012	B	$485,621
65,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)	5.600	03/01/2012	03/01/2012		65,280
65,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)	5.600	03/01/2013	03/01/2012	B	65,586
65,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)	5.700	03/01/2015	03/01/2012	B	65,891
20,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)	5.700	03/01/2016	03/01/2012	B	20,319
40,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)	5.750	03/01/2017	03/01/2012	B	40,731
10,000	Moorpark, CA Special Tax Community Facilities District No. 97-1	6.400	09/01/2017	03/01/2012	B	10,016
140,000	Moorpark, CA Special Tax Community Facilities District No. 97-1	6.700	09/01/2027	03/01/2012	B	140,060
430,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2003-2	5.950	09/01/2034	03/01/2012	B	430,344
400,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-6	5.000	09/01/2022	09/01/2015	B	408,660
300,000	Morgan Hill, CA COP (Water System)	5.125	06/01/2021	06/01/2012	B	303,711
10,000	Murrieta, CA Community Facilities District Special Tax (Blackmore Ranch)	6.100	09/01/2034	09/01/2013	B	10,010
835,000	Murrieta, CA Community Facilities District Special Tax (Bluestone)	6.250	09/01/2025	09/01/2013	B	845,713
20,000	Murrieta, CA Community Facilities District Special Tax (Bluestone)	6.300	09/01/2031	09/01/2013	B	20,124
105,000	Murrieta, CA Community Facilities District Special Tax (Murrieta Springs)	5.500	09/01/2034	10/10/2032	A	99,165
50,000	Murrieta, CA Improvement Bond Act 1915	6.375	09/01/2031	08/28/2013	B	50,441
10,000	Needles, CA Public Utility Authority	6.350	02/01/2012	02/01/2012		10,000
230,000	Needles, CA Public Utility Authority	6.650	02/01/2032	02/12/2028	A	229,993
2,550,000	Northern CA Tobacco Securitization Authority (TASC)	4.750	06/01/2023	07/31/2016	A	2,338,605
1,490,000	Northern, CA Inyo County Local Hospital District	5.000	12/01/2015	06/24/2014	A	1,560,194
35,000	Novato, CA GO	5.000	08/01/2012	02/29/2012	B	35,137
225,000	Novato, CA GO	5.250	08/01/2017	08/01/2012	B	230,009
30,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	5.900	06/01/2014	06/01/2012	B	30,233
10,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	6.000	06/01/2019	06/01/2012	B	10,034
33 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$50,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	6.100%	06/01/2027	06/01/2012	B	$50,005
360,000	Oakland, CA Joint Powers Financing Authority	5.500	09/02/2024	03/02/2012	B	362,369
2,000,000	Oakland, CA Unified School District	5.000	08/01/2025	08/01/2015	B	2,079,900
3,000,000	Oakland, CA Unified School District	5.250	08/01/2024	08/01/2012	B	3,048,600
1,000,000	Oakland, CA Unified School District	6.125	08/01/2029	08/01/2019	B	1,132,030
25,000	Ontario, CA Improvement Bond Act 1915	6.800	09/02/2013	03/02/2012	B	25,078
2,000,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108	7.500	09/02/2020	03/02/2012	B	2,010,860
15,000	Orange County, CA Improvement Bond Act 1915	5.500	09/02/2016	03/02/2012	B	15,034
10,000	Orange County, CA Improvement Bond Act 1915 (Irvine Coast Assessment)	5.375	09/02/2012	03/02/2012	B	10,034
20,000	Orange County, CA Improvement Bond Act 1915 (Irvine Coast Assessment)	5.850	09/02/2013	03/02/2012	B	20,070
55,000	Oroville, CA Hospital	5.400	12/01/2022	02/29/2012	B	55,082
175,000	Oxnard, CA Financing Authority	5.000	06/01/2020	06/01/2013	B	183,010
25,000	Oxnard, CA Improvement Bond Act 1915	5.625	09/02/2027	10/11/2025	A	24,317
10,000	Oxnard, CA Special Tax Community Facilities District No. 1	6.000	09/01/2027	03/01/2012	B	10,007
25,000	Pajaro Valley, CA Water Management Agency COP	5.500	03/01/2016	03/01/2016		24,981
45,000	Pajaro Valley, CA Water Management Agency COP	5.500	03/01/2018	02/29/2012	B	45,007
500,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)	6.000	07/01/2018	12/13/2015	B	502,060
100,000	Palmdale, CA Civic Authority (Civic Center)	5.600	07/01/2015	02/29/2012	B	100,213
125,000	Palmdale, CA Community Facilities District Special Tax	5.400	09/01/2035	10/10/2033	A	118,489
700,000	Palmdale, CA Elementary School District Special Tax Community Facilities District No. 90-1	5.700	08/01/2018	02/29/2012	B	702,247
100,000	Palo Alto, CA Improvement Bond Act 1915 (University Ave. Area)	5.100	09/02/2024	03/02/2013	B	100,058
100,000	Palo Alto, CA Improvement Bond Act 1915 (University Ave. Area)	5.125	09/02/2025	03/02/2013	B	100,001
45,000	Palo Alto, CA Improvement Bond Act 1915 (University Ave. Area)	5.700	09/02/2018	03/02/2012	B	45,981
100,000	Palomar Pomerado, CA Health System	5.375	11/01/2013	02/29/2012	B	100,176
25,000	Pasadena, CA Public Financing Authority (Orange Grove & Villa Parke)	5.450	06/01/2012	06/01/2012		25,217
275,000	Perris, CA Community Facilities District Special Tax	6.375	09/01/2032	09/01/2014	B	280,640
60,000	Perris, CA Public Financing Authority	5.750	09/01/2024	09/01/2016	B	62,118
34 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$150,000	Perris, CA Public Financing Authority	7.875%	09/01/2025	02/29/2012	B	$150,336
20,000	Perris, CA Public Financing Authority, Series A	6.125	09/01/2034	09/01/2016	B	20,410
1,035,000	Perris, CA Union High School District Financing Authority	5.375	09/01/2026	09/01/2021	B	1,053,175
1,415,000	Perris, CA Union High School District Financing Authority	5.500	09/01/2028	09/01/2021	B	1,435,984
10,000	Petaluma, CA Improvement Bond Act 1915	6.000	09/02/2020	03/02/2012	B	10,008
500,000	Pittsburg, CA Redevel. Agency (Los Medanos Community Devel.)	5.850	08/01/2018	08/01/2012	B	509,990
4,550,000	Placentia, CA Redevel. Agency Tax Allocation	7.750	02/01/2014	08/01/2012	B	4,628,533
10,000	Pleasant Hill, CA Special Tax Downtown Community Facilities District No. 1	5.875	09/01/2025	09/01/2012	B	10,021
30,000	Port of Oakland, CA	5.250	11/01/2027	11/01/2012	B	30,364
60,000	Port of Oakland, CA	5.375	11/01/2027	11/01/2012	B	60,782
110,000	Port Redwood City, CA GO	5.400	06/01/2019	06/01/2012	B	110,329
40,000	Poway, CA Public Financing Authority (Water Services)	5.500	11/01/2015	02/29/2012	B	40,080
100,000	Poway, CA Unified School District	7.125	09/15/2026	03/15/2012	B	103,216
100,000	Poway, CA Unified School District	7.125	09/15/2027	03/15/2012	B	103,206
200,000	Poway, CA Unified School District	7.250	09/15/2028	03/15/2012	B	206,418
100,000	Poway, CA Unified School District	7.375	09/15/2029	03/15/2012	B	103,211
270,000	Poway, CA Unified School District	7.500	09/15/2032	03/15/2012	B	278,648
1,115,000	Poway, CA Unified School District Special Tax	6.125	09/01/2033	03/01/2012	B	1,120,564
30,000	Poway, CA Unified School District Special Tax Community Facilities District No. 10	5.750	09/01/2032	03/01/2012	B	30,004
25,000	Poway, CA Unified School District Special Tax Community Facilities District No. 10	5.950	09/01/2018	03/01/2012	B	25,121
35,000	Poway, CA Unified School District Special Tax Community Facilities District No. 10	6.100	09/01/2031	03/01/2012	B	35,174
10,000	Rancho Cucamonga, CA Public Finance Authority	6.000	09/02/2020	02/29/2012	B	10,007
20,000	Rancho Mirage, CA Improvement Bond Act 1915	5.500	09/02/2024	05/03/2022	A	19,278
30,000	Rancho Mirage, CA Improvement Bond Act 1915	5.750	09/02/2022	09/02/2012	B	30,080
55,000	Redding, CA Improvement Bond Act 1915 (Tierra Oaks Assessment District 1993-1)	7.000	09/02/2013	03/02/2012	B	56,792
10,000	Redlands, CA Community Facilities District	5.850	09/01/2033	05/27/2031	A	9,831
50,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.000	09/01/2016	03/01/2012	B	51,537
25,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.050	09/01/2017	03/01/2012	B	25,764
65,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.125	09/01/2018	09/01/2016	B	66,907
35 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$100,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.200%	09/01/2019	09/01/2016	B	$102,201
100,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.250	09/01/2020	09/01/2016	B	101,417
50,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.250	09/01/2021	09/01/2016	B	50,403
100,000	Richmond, CA Redevel. Agency (Harbour Redevel.)	5.500	07/01/2018	02/29/2012	B	100,349
80,000	River Islands, CA Public Financing Authority	6.000	09/01/2027	06/22/2024	A	59,405
100,000	River Islands, CA Public Financing Authority	6.150	09/01/2035	06/24/2032	A	70,856
50,000	Riverside County, CA Asset Leasing Corp. (Riverside County Hospital)	5.000	06/01/2019	06/01/2012	B	50,964
130,000	Riverside County, CA Community Facilities District Special Tax	5.000	09/01/2012	09/01/2012		132,194
15,000	Riverside County, CA Community Facilities District Special Tax	6.000	09/01/2030	05/01/2028	A	14,043
150,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.100	09/01/2013	03/01/2012	B	154,811
215,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.150	09/01/2014	03/01/2012	B	221,837
385,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.200	09/01/2015	03/01/2012	B	397,131
225,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.250	09/01/2016	03/01/2012	B	232,043
210,000	Riverside County, CA Community Facilities District Special Tax No. 88-8	5.350	09/01/2012	09/01/2012		213,484
430,000	Riverside County, CA Community Facilities District Special Tax No. 88-8	5.400	09/01/2013	09/01/2013		446,740
450,000	Riverside County, CA Community Facilities District Special Tax No. 88-8	5.450	09/01/2014	09/01/2014		474,512
475,000	Riverside County, CA Community Facilities District Special Tax No. 88-8	5.500	09/01/2015	09/01/2015		504,906
220,000	Riverside County, CA Public Financing Authority	5.250	10/01/2017	02/29/2012	B	220,491
425,000	Riverside County, CA Public Financing Authority COP	5.750	05/15/2019	03/03/2016	A	349,278
305,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)	5.750	10/01/2020	10/01/2020		335,537
50,000	Riverside, CA Improvement Bond Act 1915	8.250	09/02/2016	03/02/2012	B	50,204
315,000	Riverside, CA Improvement Bond Act 1915 (Riverside Auto Center Assessment District)	5.000	09/02/2023	09/02/2021	B	324,913
335,000	Riverside, CA Improvement Bond Act 1915 (Riverside Auto Center Assessment District)	5.000	09/02/2024	09/02/2021	B	342,152
200,000	Riverside, CA Improvement Bond Act 1915 (Riverwalk Business)	6.250	09/02/2029	09/02/2015	B	204,158
36 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

California Continued
$5,000	Riverside, CA Improvement Bond Act 1915 (Sycamore Canyon Assessment District)	8.500%		09/02/2012	03/02/2012	B	$5,028
50,000	Riverside, CA Special Tax Community Facilities District No. 90-1, Series A	5.500		09/01/2015	03/01/2012	B	50,117
100,000	Riverside, CA Unified School District	5.350		09/01/2024	09/01/2014	B	100,925
90,000	Riverside, CA Unified School District	5.450		09/01/2025	09/01/2014	B	91,415
100,000	Riverside, CA Unified School District	5.500		09/01/2034	10/11/2032	A	97,720
80,000	Riverside, CA Unified School District	5.700		09/01/2034	09/01/2014	B	80,140
10,000	Riverside, CA Unified School District	6.000		09/01/2029	03/01/2012	B	10,005
25,000	Romoland, CA School District Special Tax	6.000		09/01/2033	09/01/2012	B	25,044
50,000	Romoland, CA School District Special Tax	6.375		09/01/2033	09/01/2012	B	50,194
50,000	Romoland, CA School District Special Tax	6.375		09/01/2033	09/01/2012	B	50,194
10,000	Roseville, CA Special Tax Community Facilities District No. 1 (Westpark)	4.300		09/01/2012	09/01/2012		10,117
25,000	Sacramento County, CA COP	5.375		02/01/2019	02/29/2012	B	25,031
980,000	Sacramento County, CA Hsg. Authority (Cottage Estates Apartments)	6.000		02/01/2033	07/30/2012	B	982,440
1,500,000	Sacramento County, CA Hsg. Authority (Verandas Apartments Senior Community)	5.700		03/01/2034	09/01/2012	B	1,510,770
295,000	Sacramento, CA City Financing Authority	5.250		05/01/2015	02/29/2012	B	295,360
25,000	Sacramento, CA City Financing Authority (California EPA Building)	4.750		05/01/2017	02/29/2012	B	25,036
500,000	Sacramento, CA City Financing Authority (California EPA Building)	5.250		05/01/2019	02/29/2012	B	500,430
10,000	Sacramento, CA Improvement Bond Act 1915 (Citywide Landscaping & Lighting)	5.500		09/02/2016	02/29/2012	B	10,029
1,470,000	Sacramento, CA Special Tax (North Natomas Community Facilities)	5.700		09/01/2023	03/01/2012	B	1,473,410
30,000	Sacramento, CA Special Tax (North Natomas Community Facilities)	6.300		09/01/2026	03/01/2012	B	30,028
440,000	Saddleback Valley, CA Unified School District	5.650		09/01/2017	02/29/2012	B	441,707
180,000	Salinas Valley, CA Solid Waste Authority	5.625		08/01/2015	08/01/2012	B	182,164
1,000,000	Salinas Valley, CA Solid Waste Authority	5.625		08/01/2018	08/01/2012	B	1,009,440
100,000	Salinas, CA Improvement Bond Act 1915	5.450		09/02/2013	03/02/2012	B	103,170
50,000	Salinas, CA Improvement Bond Act 1915 (Bella Vista)	5.500		09/02/2013	03/02/2012	B	51,603
105,000	Salinas, CA Redevel. Agency Tax Allocation (Central City Revitalization)	5.500		11/01/2023	02/29/2012	B	105,376
115,000	San Bernardino County, CA (Single Family Mtg.)	0.000	[1]	05/01/2031	02/29/2012	B	41,508
65,000	San Bernardino County, CA COP (Medical Center Financing)	5.250		08/01/2016	02/29/2012	B	65,161
90,000	San Bernardino County, CA Hsg. Authority (Friendly Village Mobile Home Park Corp.)	6.700		03/20/2043	03/20/2013	B	95,966
37 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$30,000	San Bernardino, CA Joint Powers Financing	5.000%	09/01/2013	02/29/2012	B	$30,079
285,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)	5.500	12/01/2020	02/29/2012	B	285,510
135,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)	5.500	12/01/2020	02/29/2012	B	135,258
45,000	San Bernardino, CA Joint Powers Financing Authority (City Hall)	5.600	01/01/2015	02/29/2012	B	45,124
135,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)	5.500	09/01/2024	02/29/2012	B	135,080
150,000	San Bernardino, CA Joint Powers Financing Authority (Tax Allocation)	6.625	04/01/2026	04/01/2014	B	151,680
685,000	San Bernardino, CA Mountains Community Hospital District COP	5.000	02/01/2017	03/08/2015	A	664,683
30,000	San Bernardino, CA Redevel. Agency (Ramona Senior Complex)	7.875	07/01/2025	03/09/2020	A	29,985
2,250,000	San Diego County, CA (Developmental Services Foundation) COP	5.500	09/01/2017	09/01/2012	B	2,284,448
2,750,000	San Diego County, CA COP (Developmental Service Foundation)	5.500	09/01/2027	09/01/2012	B	2,761,908
280,000	San Diego, CA Convention Center	5.250	04/01/2015	02/29/2012	B	280,717
50,000	San Diego, CA Convention Center Expansion Financing Authority	5.250	04/01/2013	02/29/2012	B	50,143
100,000	San Diego, CA Foundation Auxiliary Organization (San Diego State University Foundation)	5.000	03/01/2022	03/01/2012	B	100,082
140,000	San Diego, CA Mtg. (Mariners Cove)	5.800	09/01/2015	02/29/2012	B	140,440
5,000	San Diego, CA Redevel. Agency	6.000	11/01/2015	02/29/2012	B	5,021
150,000	San Diego, CA Redevel. Agency (Centre City)	5.250	09/01/2021	02/29/2012	B	151,920
25,000	San Diego, CA Redevel. Agency (Centre City)	5.350	09/01/2024	09/01/2012	B	25,138
1,000,000	San Diego, CA Redevel. Agency (Centre City)	6.400	09/01/2019	02/29/2012	B	1,001,840
105,000	San Diego, CA Redevel. Agency (Mt. Hope Redevel.)	5.875	10/01/2019	02/29/2012	B	105,391
70,000	San Diego, CA Redevel. Agency (North Bay Redevel.)	5.800	09/01/2022	02/29/2012	B	70,083
300,000	San Diego, CA Redevel. Agency (North Bay Redevel.)	5.875	09/01/2030	02/29/2012	B	300,285
60,000	San Diego, CA Redevel. Agency (North Park Redevel.)	5.600	09/01/2019	02/29/2012	B	60,176
710,000	San Diego, CA Redevel. Agency (North Park Redevel.)	5.900	09/01/2025	02/29/2012	B	711,470
25,000	San Diego, CA Redevel. Agency Tax Allocation (North Park Redevel.)	5.900	09/01/2030	02/29/2012	B	25,036
38 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$185,000	San Francisco, CA City & County Airports Commission	5.250%	01/01/2026	02/29/2012	B	$185,168
25,000	San Francisco, CA City & County Airports Commission	5.500	05/01/2016	05/01/2012	B	25,300
10,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.000	01/01/2014	02/29/2012	B	10,023
285,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.125	01/01/2017	02/29/2012	B	285,584
55,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250	01/01/2020	02/29/2012	B	55,089
40,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250	01/01/2021	02/29/2012	B	40,059
160,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250	01/01/2024	02/29/2012	B	160,187
50,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250	01/01/2027	02/29/2012	B	50,042
490,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	6.125	01/01/2027	02/29/2012	B	491,009
1,500,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250	01/01/2019	02/29/2012	B	1,502,610
45,000	San Francisco, CA City & County Improvement Bond Act 1915	6.850	09/02/2026	03/02/2012	B	46,397
20,000	San Francisco, CA City & County Parking Authority (Parking Meter)	5.000	06/01/2017	02/29/2012	B	20,075
25,000	San Francisco, CA City & County Parking Authority (Parking Meter)	5.000	06/01/2018	02/29/2012	B	25,079
115,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)	6.000	08/01/2029	08/01/2019	B	124,321
350,000	San Gorgonio, CA Memorial Health Care District	5.000	08/01/2022	08/01/2013	B	356,416
25,000	San Joaquin County, CA Community Facilities District Special Tax (Delta Farms)	6.125	09/01/2024	06/24/2021	A	25,316
2,140,000	San Joaquin County, CA COP General Hospital[3]	5.000	09/01/2020	02/29/2012	B	2,144,901
500,000	San Joaquin County, CA COP General Hospital	5.250	09/01/2013	02/29/2012	B	501,865
15,000	San Jose, CA Finance Authority (Convention Center)	5.000	09/01/2017	02/29/2012	B	15,050
50,000	San Jose, CA Finance Authority (Convention Center)	5.000	09/01/2018	02/29/2012	B	50,172
50,000	San Jose, CA Financing Authority (Convention Center)	5.000	09/01/2019	02/29/2012	B	50,172
20,000	San Jose, CA Improvement Bond Act 1915	5.600	09/02/2016	03/02/2012	B	20,626
25,000	San Jose, CA Improvement Bond Act 1915	5.700	09/02/2018	03/02/2012	B	25,774
95,000	San Jose, CA Improvement Bond Act 1915	5.750	09/02/2019	03/02/2012	B	97,926
39 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$60,000	San Jose, CA Improvement Bond Act 1915	5.750%	09/02/2020	03/02/2012	B	$61,835
235,000	San Jose, CA Libraries & Parks	5.000	09/01/2018	02/29/2012	B	235,895
255,000	San Jose, CA Multifamily Hsg. (Almaden Senior Hsg. Partners)	5.350	07/15/2034	07/03/2016	B	270,499
25,000	San Jose, CA Multifamily Hsg. (El Parador Apartments)	6.100	01/01/2031	07/04/2023	A	24,999
325,000	San Jose, CA Multifamily Hsg. (Sixth & Martha Family Apartments)	5.875	03/01/2033	03/01/2012	B	325,289
20,000	San Jose, CA Redevel. Agency	5.500	08/01/2014	02/29/2012	B	20,042
10,000	San Jose, CA Redevel. Agency	5.500	08/01/2016	02/29/2012	B	10,018
95,000	San Jose, CA Redevel. Agency	5.750	08/01/2017	08/01/2012	B	97,022
5,300,000	San Jose, CA Redevel. Agency	5.850	08/01/2027	08/01/2012	B	5,375,419
5,000	San Jose, CA Redevel. Agency Tax Allocation	5.600	08/01/2019	02/29/2012	B	5,006
180,000	San Marcos, CA Public Facilities Authority	5.800	09/01/2018	03/01/2012	B	180,333
35,000	San Marcos, CA Redevel. Agency Tax Allocation (Affordable Hsg.)	5.650	10/01/2028	02/29/2012	B	35,044
1,715,000	Santa Clara County, CA Hsg. Authority (John Burns Gardens Apartments)	5.850	08/01/2031	02/01/2013	B	1,723,112
80,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)	5.700	08/01/2021	02/01/2013	B	80,675
75,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)	5.000	06/01/2015	06/01/2012	B	76,141
50,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)	5.250	06/01/2018	06/01/2012	B	50,361
995,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)	5.250	06/01/2019	06/01/2012	B	1,001,477
85,000	Santa Fe Springs, CA Community Devel. Commission Tax Allocation	5.375	09/01/2018	02/29/2012	B	85,128
800,000	Santa Fe Springs, CA Community Devel. Commission Tax Allocation	5.375	09/01/2021	02/29/2012	B	800,856
25,000	Santa Maria, CA COP	5.500	08/01/2021	02/29/2012	B	25,025
25,000	Santa Nella County, CA Water District	6.250	09/02/2028	02/05/2022	A	19,790
20,000	Santa Rosa, CA Improvement Bond Act 1915 (Nielson Ranch)	6.700	09/02/2022	03/02/2012	B	20,223
45,000	Santaluz, CA Special Tax Community Facilities District No. 2	5.500	09/01/2030	03/01/2012	B	46,547
825,000	Santaluz, CA Special Tax Community Facilities District No. 2	6.375	09/01/2030	03/01/2012	B	829,216
70,000	Saugus, CA Union School District Special Tax	6.250	09/01/2028	03/01/2012	B	72,129
90,000	Saugus, CA Union School District Special Tax	6.375	09/01/2029	03/01/2012	B	92,734
50,000	Saugus/Hart, CA School Facilities Financing Authority	6.100	09/01/2032	03/01/2012	B	50,051
1,995,000	Saugus/Hart, CA School Facilities Financing Authority	6.125	09/01/2033	03/01/2012	B	1,996,955
40 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$1,390,000	Selma, CA Redevel. Agency	5.750%	09/01/2024	09/01/2024		$1,389,917
15,000	Sequoia, CA Hospital District	5.375	08/15/2023	02/29/2012	B	16,329
110,000	Shafter, CA Community Devel. Agency Tax Allocation	5.000	11/01/2013	11/01/2013		113,263
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.250	11/01/2017	11/01/2016	B	103,168
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.300	11/01/2018	11/01/2016	B	101,898
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.350	11/01/2019	11/01/2016	B	101,447
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.375	11/01/2020	11/01/2016	B	100,553
150,000	Sierra View, CA Local Health Care District	5.250	07/01/2024	07/01/2017	B	158,000
65,000	South Orange County, CA Public Financing Authority	5.375	08/15/2013	02/29/2012	B	65,259
925,000	Southern CA Public Power Authority	5.000	11/01/2018	11/01/2018		995,753
25,000	Southern CA Public Power Authority	5.500	07/01/2020	02/29/2012	B	25,096
10,000	Southern CA Public Power Authority	5.750	07/01/2021	02/29/2012	B	10,040
7,245,000	Southern CA Tobacco Securitization Authority	4.750	06/01/2025	04/24/2016	A	6,719,593
2,235,000	Southern CA Tobacco Securitization Authority (TASC)	5.000	06/01/2037	04/30/2029	A	1,600,260
125,000	Spreckels, CA Union School District	6.125	08/01/2017	02/29/2012	B	125,616
200,000	Stockton, CA COP (Wastewater System)	5.125	09/01/2016	02/29/2012	B	200,368
30,000	Stockton, CA Improvement Bond Act 1915	5.800	09/02/2020	03/02/2012	B	30,026
5,000	Susanville, CA Public Financing Authority	7.750	09/01/2017	02/29/2012	B	5,023
85,000	Taft, CA Public Financing Authority (Community Correctional Facility)	6.050	01/01/2017	02/29/2012	B	85,266
15,000	Tejon Ranch, CA Public Facilities Finance Authority	7.200	09/01/2030	03/01/2012	B	15,161
815,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax (Community Facilities District No. 1)	7.200	09/01/2030	03/01/2012	B	823,761
30,000	Temecula Valley, CA Unified School District Community Facilities District No. 02-1	6.125	09/01/2033	09/01/2013	B	30,126
1,485,000	Torrance, CA Hospital (Torrance Memorial Medical Center)	6.000	06/01/2022	06/01/2012	B	1,503,830
20,000	Torrance, CA Redevel. Agency (Downtown Redevel.)	5.550	09/01/2018	02/29/2012	B	20,029
175,000	Tracy, CA Area Public Facilities Financing Agency	5.875	10/01/2013	04/01/2012	B	176,085
1,430,000	Tracy, CA Area Public Facilities Financing Agency	5.875	10/01/2019	04/01/2012	B	1,435,148
50,000	Tracy, CA Community Facilities District	6.300	09/01/2026	02/29/2012	B	50,039
25,000	Tracy, CA Community Facilities District (205 Parcel Glen)	6.250	09/01/2032	09/02/2014	B	25,337
41 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$35,000	Tracy, CA Improvement Bond Act 1915	5.700%	09/02/2023	03/02/2012	B	$35,158
75,000	Tracy, CA Operating Partnership Joint Powers Authority	6.100	09/02/2021	03/02/2012	B	75,836
30,000	Truckee-Donner, CA Public Utility District Special Tax	5.800	09/01/2035	05/26/2033	A	24,824
75,000	Truckee-Donner, CA Public Utility District Special Tax	6.000	09/01/2028	09/01/2013	B	75,500
20,000	Truckee-Donner, CA Public Utility District Special Tax	6.100	09/01/2033	09/01/2013	B	20,061
750,000	Turlock, CA Health Facility (Emanuel Medical Center) COP	5.000	10/15/2017	10/27/2016	A	812,130
25,000	Tustin, CA Unified School District	5.000	06/01/2020	02/29/2012	B	25,585
2,210,000	Upland, CA Community Facilities District Special Tax (Colonies at San Antonio)	5.900	09/01/2024	09/01/2012	B	2,252,277
20,000	Vacaville, CA Improvement Bond Act 1915 (East Monte Vista Avenue)	5.850	09/02/2016	03/02/2012	B	20,225
10,000	Vacaville, CA Improvement Bond Act 1915 (Green Tree Reassessment District)	6.300	09/02/2013	03/02/2012	B	10,228
195,000	Vacaville, CA Public Financing Authority	5.400	09/01/2022	02/29/2012	B	195,298
50,000	Vacaville, CA Public Financing Authority (Vacaville Community Redevel.)	5.750	09/01/2021	02/29/2012	B	50,066
200,000	Vacaville, CA Redevel. Agency (Vacaville Community Hsg.)	6.000	11/01/2024	02/29/2012	B	200,270
275,000	Val Verde, CA Unified School District	6.125	09/01/2034	09/01/2013	B	275,371
25,000	Vallejo, CA Public Financing Authority, Series A	7.500	09/01/2020	03/01/2012	B	25,041
40,000	Vallejo, CA Quadrant Improvement District No. 001	6.000	09/01/2017	09/01/2013	B	41,594
30,000	Vallejo, CA Quadrant Improvement District No. 001	6.000	09/01/2026	05/03/2024	A	29,683
40,000	Vallejo, CA Quadrant Improvement District No. 001	6.125	09/01/2034	06/24/2031	A	37,516
10,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)	6.000	09/01/2025	09/01/2013	B	10,061
20,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)	6.000	09/01/2028	09/16/2027	A	19,690
25,000	Valley Center-Pauma, CA Unified School District(Woods Valley Ranch)	5.500	09/01/2019	09/01/2013	B	25,267
1,825,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)	5.000	12/01/2022	06/15/2019	A	1,670,094
20,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)	5.050	12/01/2026	03/28/2025	A	17,721
145,000	Victor, CA Elementary School District	5.600	09/01/2034	04/06/2033	A	134,959
75,000	Vista, CA Community Devel. Commission (Vista Redevel.)	5.750	09/01/2026	02/29/2012	B	75,082
42 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$60,000	Vista, CA Joint Powers Financing Authority	6.100%	10/01/2021	04/01/2012	B	$60,221
5,000	Vista, CA Joint Powers Financing Authority	6.250	12/01/2019	06/01/2012	B	5,052
250,000	Walnut, CA Unified School District	7.200	02/01/2016	07/25/2012	B	263,433
15,000	Wasco, CA Improvement Bond Act 1915	8.750	09/02/2013	03/02/2012	B	15,522
100,000	Wasco, CA Public Financing Authority	5.375	09/01/2021	02/29/2012	B	101,232
15,000	Wasco, CA Public Financing Authority	7.350	09/15/2015	02/29/2012	B	15,043
10,000	Wasco, CA Public Financing Authority	7.500	09/15/2023	02/29/2012	B	10,015
100,000	West Covina, CA Redevel. Agency Tax Allocation (Executive Lodge Apartments)	5.100	09/01/2014	02/29/2012	B	100,188
20,000	West Patterson, CA Financing Authority Special Tax	5.850	09/01/2028	10/30/2026	A	18,788
10,000	West Patterson, CA Financing Authority Special Tax	6.000	09/01/2019	09/01/2015	B	10,235
15,000	West Patterson, CA Financing Authority Special Tax	6.000	09/01/2039	05/18/2035	A	13,394
165,000	West Patterson, CA Financing Authority Special Tax	6.600	09/01/2033	12/17/2030	A	161,462
25,000	West Patterson, CA Financing Authority Special Tax	6.700	09/01/2032	04/27/2028	A	24,915
5,000	West Patterson, CA Financing Authority Special Tax	6.750	09/01/2035	09/01/2017	A	4,947
100,000	West Patterson, CA Financing Authority Special Tax	6.750	09/01/2036	12/04/2027	A	98,928
10,000	West Patterson, CA Financing Authority Special Tax Community Facilities District	5.600	09/01/2019	09/01/2016	B	10,115
60,000	West Sacramento, CA Financing Authority Special Tax	6.100	09/01/2029	03/01/2012	B	60,018
5,000	West Sacramento, CA Improvement Bond Act 1915	8.500	09/02/2017	03/02/2012	B	5,158
250,000	West Sacramento, CA Special Tax Community Facilities District No. 12	5.750	09/01/2029	03/01/2012	B	250,025
50,000	West Sacramento, CA Special Tax Community Facilities District No. 14	6.125	09/01/2021	03/01/2012	B	50,039
10,000	West Sacramento, CA Special Tax Community Facilities District No. 17	5.875	09/01/2033	03/01/2012	B	10,000
50,000	West Sacramento, CA Special Tax Community Facilities District No. 8 (Southport)	6.500	09/01/2031	03/01/2012	B	50,026
25,000	Western CA Municipal Water Districts	7.125	09/02/2014	03/02/2012	B	25,829
55,000	Yolo County, CA Hsg. Authority (Russell Park Apartments)	7.000	11/01/2014	02/29/2012	B	55,234
10,000	Yorba Linda, CA Redevel. Agency Tax Allocation	5.250	09/01/2013	03/01/2012	B	10,023
70,000	Yorba Linda, CA Redevel. Agency Tax Allocation	5.250	09/01/2023	03/01/2012	B	70,025
30,000	Yucaipa, CA Special Tax Community Facilities District No. 98-1	6.000	09/01/2028	03/01/2012	B	30,138

						327,353,542
43 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

U.S. Possessions—8.2%
$50,000	Puerto Rico Children’s Trust Fund (TASC)	5.375%	05/15/2033	11/23/2016	A	$49,248
100,000	Puerto Rico Commonwealth GO	5.375	07/01/2030	07/01/2021	B	107,967
560,000	Puerto Rico Commonwealth GO	5.625	07/01/2031	07/01/2014	B	581,330
2,000,000	Puerto Rico Commonwealth GO	6.000	07/01/2029	07/01/2016	B	2,154,100
3,000,000	Puerto Rico Electric Power Authority, Series ZZ	5.250	07/01/2026	07/01/2020	B	3,323,280
120,000	Puerto Rico IMEPCF (American Home Products)	5.100	12/01/2018	02/29/2012	B	120,461
1,000,000	Puerto Rico Infrastructure	6.000	12/15/2026	12/15/2021	B	1,184,810
1,000,000	Puerto Rico Infrastructure Financing Authority	5.250	12/15/2026	12/15/2021	B	1,081,320
4,400,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625	06/01/2026	02/29/2012	B	4,401,232
520,000	Puerto Rico ITEMECF (University Plaza)	5.625	07/01/2013	07/01/2012	B	527,628
500,000	Puerto Rico ITEMECF (University Plaza)	5.625	07/01/2019	07/01/2012	B	507,260
135,000	Puerto Rico Municipal Finance Agency, Series A	5.500	07/01/2017	02/29/2012	B	135,378
25,000	Puerto Rico Municipal Finance Agency, Series A	5.750	08/01/2012	02/29/2012	B	25,100
925,000	Puerto Rico Public Buildings Authority	7.000	07/01/2021	07/01/2014	B	1,033,558
2,600,000	Puerto Rico Public Buildings Authority	7.000	07/01/2025	06/01/2014	B	2,866,578
600,000	Puerto Rico Public Finance Corp., Series B	6.000	08/01/2024	08/01/2021	B	714,144
1,400,000	Puerto Rico Public Finance Corp., Series B	6.000	08/01/2025	08/01/2021	B	1,652,140
1,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000	08/01/2024	08/01/2019	B	1,141,000
65,000	Puerto Rico Sales Tax Financing Corp., Series A	6.125	08/01/2029	02/01/2014	B	72,504
2,435,000	Puerto Rico Sales Tax Financing Corp., Series A	6.125	08/01/2029	02/01/2014	B	2,598,023
3,300,000	Puerto Rico Sales Tax Financing Corp., Series B	6.000	08/01/2026	08/01/2021	B	3,847,470
35,000	University of Puerto Rico	5.500	06/01/2012	02/29/2012	B	35,102
275,000	University of Puerto Rico, Series P	5.000	06/01/2024	06/01/2016	B	287,174
250,000	University of Puerto Rico, Series Q	5.000	06/01/2021	06/01/2016	B	261,900
300,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)	5.000	10/01/2023	10/01/2016	B	319,140
160,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)	5.000	10/01/2025	10/01/2016	B	169,093
125,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)	5.000	10/01/2026	10/01/2016	B	131,244
250,000	V.I. Public Finance Authority, Series A	5.250	10/01/2024	10/01/2014	B	260,365

						29,588,549

Total Investments, at Value (Cost $353,377,502)—99.1%						356,942,091
Other Assets Net of Liabilities—0.9						3,157,835

Net Assets—100.0%						$360,099,926

Footnotes to Statement of Investments

*	Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

B. Optional call date; corresponds to the most conservative yield calculation.

1.	Zero coupon bond reflects effective yield on the date of purchase.

2.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.
44 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

3.	When-issued security or delayed delivery to be delivered and settled after January 31, 2012. See Note 1 of the accompanying Notes.

4.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund.
The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 1 of the accompanying Notes.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of January 31, 2012 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
California	$—	$327,353,542	$—	$327,353,542
U.S. Possessions	—	29,588,549	—	29,588,549

Total Assets	$—	$356,942,091	$—	$356,942,091

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments
CDA	Communities Devel. Authority
CHC	Children’s Health Care
CHCW	Catholic Healthcare West
CHF	City Hospital Foundation
COP	Certificates of Participation
CVHP	Citrus Valley Health Partners
CVMC	Citrus Valley Medical Center
FF	Feedback Foundation
FH	Foothill Hospital
GCCCD	Grossmont-Cuyamaca Community College District
GO	General Obligation
HFA	Housing Finance Agency
IMEPCF	Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
OCTC	Olive Crest Treatment Centers
OW	O’Connor Woods
OWHC	O’Connor Woods Housing Corporation
PCCD	Palomar Community College District
ROLs	Residual Option Longs
SCADP	Southern California Alcohol & Drug Programs
SJRHC	St. Joseph’s Regional Housing Corporation
STTJCCD	Shasta-Tehama-Trinity Joint Community College District
TASC	Tobacco Settlement Asset-Backed Bonds
UCI	University of California Irvine
V.I.	United States Virgin Islands
See accompanying Notes to Financial Statements.
45 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

January 31, 2012

Assets
Investments, at value (cost $353,377,502)—see accompanying statement of investments	$356,942,091
Cash	6,075,975
Receivables and other assets:
Interest	6,149,011
Investments sold	4,606,703
Shares of beneficial interest sold	3,288,516
Other	25,673

Total assets	377,087,969

Liabilities
Payables and other liabilities:
Investments purchased (including $3,643,432 purchased on a when-issued or delayed delivery basis)	9,059,218
Payable for short-term floating rate notes issued (See Note 1)	6,665,000
Shares of beneficial interest redeemed	754,132
Dividends	353,297
Distribution and service plan fees	61,563
Trustees’ compensation	27,862
Shareholder communications	23,996
Transfer and shareholder servicing agent fees	8,855
Interest expense on borrowings	526
Other	33,594

Total liabilities	16,988,043

Net Assets	$360,099,926

Composition of Net Assets
Par value of shares of beneficial interest	$106,046
Additional paid-in capital	377,418,862
Accumulated net investment income	1,596,644
Accumulated net realized loss on investments	(22,586,215)
Net unrealized appreciation on investments	3,564,589

Net Assets	$360,099,926

46 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $217,541,862 and 64,033,685 shares of beneficial interest outstanding)	$3.40
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)	$3.52

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,811,732 and 519,986 shares of beneficial interest outstanding)	$3.48

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $88,155,795 and 26,040,976 shares of beneficial interest outstanding)	$3.39

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $52,590,537 and 15,451,828 shares of beneficial interest outstanding)	$3.40
See accompanying Notes to Financial Statements.
47 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended January 31, 2012

Investment Income
Interest	$8,834,022
Other income	67

Total investment income	8,834,089

Expenses
Management fees	723,850
Distribution and service plan fees:
Class A	257,473
Class B	8,133
Class C	403,402
Transfer and shareholder servicing agent fees:
Class A	32,582
Class B	1,537
Class C	21,521
Class Y	6,739
Shareholder communications:
Class A	16,330
Class B	788
Class C	10,890
Class Y	1,713
Borrowing fees	126,004
Interest expense and fees on short-term floating rate notes issued (See Note 1)	31,912
Interest expense on borrowings	3,027
Trustees’ compensation	2,638
Administration service fees	750
Custodian fees and expenses	652
Other	31,448

Total expenses	1,681,389

Net Investment Income	7,152,700

Realized and Unrealized Gain (Loss)
Net realized loss on investments	(306,340)
Net change in unrealized appreciation/depreciation on investments	8,098,308

Net Increase in Net Assets Resulting from Operations	$14,944,668

See accompanying Notes to Financial Statements.
48 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	January 31, 2012	July 29,
	(Unaudited)	2011[1]

Operations
Net investment income	$7,152,700	$13,075,499
Net realized loss	(306,340)	(5,910,066)
Net change in unrealized appreciation/depreciation	8,098,308	2,027,703

Net increase in net assets resulting from operations	14,944,668	9,193,136

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(5,214,416)	(9,586,279)
Class B	(32,075)	(65,399)
Class C	(1,731,876)	(3,039,436)
Class Y	(761,588)	(182,069)

	(7,739,955)	(12,873,183)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A	14,668,858	12,637,380
Class B	235,529	(305,993)
Class C	11,725,443	5,117,953
Class Y	38,610,498	12,789,992

	65,240,328	30,239,332

Net Assets
Total increase	72,445,041	26,559,285
Beginning of period	287,654,885	261,095,600

End of period (including accumulated net investment income of $1,596,644 and $2,183,899, respectively)	$360,099,926	$287,654,885

1.	July 29, 2011 represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
49 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months	Year	Year
	Ended	Ended	Ended
	January 31, 2012	July 29,	July 30,		Year Ended July 31,
Class A	(Unaudited)	2011[1]	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$3.33	$3.36	$3.20	$3.34	$3.55	$3.52

Income (loss) from investment operations:
Net investment income[2]	.08	.16	.17	.16	.15	.15
Net realized and unrealized gain (loss)	.07	(.03)	.15	(.15)	(.22)	.02

Total from investment operations	.15	.13	.32	.01	(.07)	.17

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.08)	(.16)	(.16)	(.15)	(.14)	(.14)

Net asset value, end of period	$3.40	$3.33	$3.36	$3.20	$3.34	$3.55

Total Return, at Net Asset Value[3]	4.73%	4.07%	10.02%	0.51%	(1.85)%	4.99%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$217,542	$198,431	$188,647	$154,287	$228,159	$208,041

Average net assets (in thousands)	$202,759	$197,240	$170,296	$180,705	$229,325	$186,689

Ratios to average net assets:[4]
Net investment income	4.76%	4.94%	4.96%	5.10%	4.36%	4.10%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.77%	0.77%	0.81%	0.80%	0.79%	0.78%
Interest and fees from borrowings	0.08%	0.12%	0.27%	0.63%	0.10%	0.26%
Interest and fees on short-term floating rate notes issued[5]	0.02%	0.05%	0.05%	0.03%	0.15%	0.24%

Total expenses	0.87%	0.94%	1.13%	1.46%	1.04%	1.28%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.87%	0.94%	1.13%	1.46%	1.03%	1.08%

Portfolio turnover rate	9%	32%	42%	31%	41%	17%

1.	July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective 2011 and 2010 fiscal years. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
50 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

	Six Months	Year	Year
	Ended	Ended	Ended
	January 31, 2012	July 29,	July 30,		Year Ended July 31,
Class B	(Unaudited)	2011[1]	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$3.41	$3.44	$3.27	$3.41	$3.62	$3.59

Income (loss) from investment operations:
Net investment income[2]	.06	.14	.14	.13	.12	.12
Net realized and unrealized gain (loss)	.08	(.04)	.15	(.15)	(.22)	.02

Total from investment operations	.14	.10	.29	(.02)	(.10)	.14

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.07)	(.13)	(.12)	(.12)	(.11)	(.11)

Net asset value, end of period	$3.48	$3.41	$3.44	$3.27	$3.41	$3.62

Total Return, at Net Asset Value[3]	4.10%	2.98%	9.07%	(0.50)%	(2.69)%	4.05%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,812	$1,539	$1,870	$1,977	$2,028	$2,136

Average net assets (in thousands)	$1,598	$1,720	$1,973	$1,951	$2,068	$2,276

Ratios to average net assets:[4]
Net investment income	3.75%	3.99%	4.03%	4.14%	3.46%	3.34%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.77%	1.72%	1.76%	1.82%	1.67%	1.68%
Interest and fees from borrowings	0.08%	0.12%	0.27%	0.63%	0.10%	0.26%
Interest and fees on short-term floating rate notes issued[5]	0.02%	0.05%	0.05%	0.03%	0.15%	0.24%

Total expenses	1.87%	1.89%	2.08%	2.48%	1.92%	2.18%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.87%	1.89%	2.08%	2.48%	1.91%	1.89%

Portfolio turnover rate	9%	32%	42%	31%	41%	17%

1.	July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective 2011 and 2010 fiscal years. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
51 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months	Year	Year
	Ended	Ended	Ended
	January 31, 2012	July 29,	July 30,		Year Ended July 31,
Class C	(Unaudited)	2011[1]	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$3.31	$3.35	$3.19	$3.33	$3.54	$3.51

Income (loss) from investment operations:
Net investment income[2]	.07	.14	.14	.13	.12	.12
Net realized and unrealized gain (loss)	.08	(.04)	.15	(.15)	(.21)	.03

Total from investment operations	.15	.10	.29	(.02)	(.09)	.15

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.07)	(.14)	(.13)	(.12)	(.12)	(.12)

Net asset value, end of period	$3.39	$3.31	$3.35	$3.19	$3.33	$3.54

Total Return, at Net Asset Value[3]	4.65%	2.96%	9.19%	(0.29)%	(2.59)%	4.25%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$88,156	$74,654	$70,579	$60,411	$77,530	$59,029

Average net assets (in thousands)	$79,276	$74,225	$65,423	$66,544	$71,291	$55,357

Ratios to average net assets:[4]
Net investment income	3.96%	4.15%	4.17%	4.31%	3.58%	3.34%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.56%	1.56%	1.60%	1.60%	1.57%	1.58%
Interest and fees from borrowings	0.08%	0.12%	0.27%	0.63%	0.10%	0.26%
Interest and fees on short-term floating rate notes issued[5]	0.02%	0.05%	0.05%	0.03%	0.15%	0.24%

Total expenses	1.66%	1.73%	1.92%	2.26%	1.82%	2.08%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.66%	1.73%	1.92%	2.26%	1.81%	1.86%

Portfolio turnover rate	9%	32%	42%	31%	41%	17%

1.	July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective 2011 and 2010 fiscal years. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
52 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

	Six Months
	Ended	Period
	January 31, 2012	Ended
Class Y	(Unaudited)	July 29, 2011[1]

Per Share Operating Data
Net asset value, beginning of period	$3.33	$3.34

Income (loss) from investment operations:
Net investment income[2]	.08	.11
Net realized and unrealized gain (loss)	.08	(.01)

Total from investment operations	.16	.10

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.09)	(.11)

Net asset value, end of period	$3.40	$3.33

Total Return, at Net Asset Value[3]	4.84%	3.20%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$52,590	$13,031

Average net assets (in thousands)	$28,293	$5,548

Ratios to average net assets:[4]
Net investment income	4.90%	5.05%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.51%	0.58%
Interest and fees from borrowings	0.08%	0.10%
Interest and fees on short-term floating rate notes issued[5]	0.02%	0.05%

Total expenses	0.61%	0.73%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.61%	0.73%

Portfolio turnover rate	9%	32%

1.	For the period from November 29, 2010 (inception of offering) to July 29, 2011, which represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
53 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Limited Term California Municipal Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek as high a level of income exempt from federal income tax and California individual income taxes as is consistent with its investment policies and prudent investment management. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C and Class Y shares. Class A             shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Previous Annual Periods. The last day of the Fund’s fiscal year was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
54 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
55 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of January 31, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed
Delivery Basis Transactions

Purchased securities	$3,643,432
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. These securities entail leverage, and their interest rate varies inversely at a multiple of the change in short-term interest rates. As short term interest rates rise, inverse floating rate securities produce less current income. The value of such securities is also more volatile than comparable fixed rate securities.
     An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund purchases and subsequently transfers a fixed rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing
56 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

agent for the Trust is required to attempt to re-sell any tendered short term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.
     Because holders of the short term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying bond paid to the Fund is inversely related the rate of interest on the short term floating rate securities.
     Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short term floating rate securities. Through the exercise of either of these rights, the Fund can terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.
     The Fund’s investments in inverse floating rate securities involve certain risks. The value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate municipal bond having a similar credit quality and maturity, and should be
57 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
expected to be more volatile than a direct investment in the related underlying municipal bond because of the effect of leverage provided by the related short term floating rate securities. An inverse floating rate security can be expected to underperform fixed rate municipal bonds when the difference between long term and short term interest rates is decreasing (or is already small) or when long term interest rates are rising, but can be expected to outperform fixed rate municipal bonds when the difference between long term and short term interest rates is increasing (or is already large) or when long term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security generally receiving the proceeds of such sale only after the holders of the short term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.
     Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement may effectively make the Fund liable for the amount of the difference between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of January 31, 2012, the Fund’s maximum exposure under such agreements is estimated at $6,665,000.
58 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

     When the Fund creates an inverse floating rate security in a tender option bond transaction by purchasing and subsequently transferring an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations, while interest payable on the related short term floating rate securities is recorded as interest expense. At January 31, 2012, municipal bond holdings with a value of $11,329,398 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $6,665,000 in short-term floating rate securities issued and outstanding at that date.
At January 31, 2012, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$3,335,000	Los Angeles, CA Dept. of Airports ROLs[3]	12.576%	5/15/25	$4,664,398

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2.	Represents the current interest rate for the inverse floating rate security.

3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.
The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities, and interest on the security is recorded as investment income on the Fund’s Statement of Operations.
     The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short term floating rate securities that are related to the inverse floating rate securities from time to time held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $6,665,000 or 1.77% of its total assets as of January 31, 2012.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire
59 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of January 31, 2012 is as follows:

Cost	$90,000
Market Value	$30,637
Market Value as a % of Net Assets	0.01%
Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended July 29, 2011, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. Details of the capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

Expiring

2013	$17,565
2014	1,553
2015	172,117
2016	55,871
2017	2,457,882
2018	10,731,096
2019	3,010,369
No expiration	6,133,753

$22,580,206

Capital losses with no expiration will be carried forward to future years if not offset by gains in the remaining six months of the Fund’s fiscal year. When increased by capital loss
60 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

carryforwards in existence at July 29, 2011, the Fund had estimated capital loss carryforwards of $16,446,453 expiring in 2019 and $6,133,753 which will not expire. During the six months ended January 31, 2012, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2012 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$346,782,031	[1]

Gross unrealized appreciation	$8,221,730
Gross unrealized depreciation	(4,658,578)

Net unrealized appreciation	$3,563,152

1.	The Federal tax cost of securities does not include cost of $6,596,908, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended January 31, 2012, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$401
Payments Made to Retired Trustees	2,210
Accumulated Liability as of January 31, 2012	14,791
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected
61 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and
62 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2012		Year Ended July 29, 2011[1]
	Shares	Amount	Shares	Amount

Class A
Sold	17,882,039	$59,676,089	31,348,494	$104,398,735
Dividends and/or distributions reinvested	1,090,200	3,639,068	1,776,426	5,881,006
Redeemed	(14,609,639)	(48,646,299)	(29,573,623)	(97,642,361)

Net increase	4,362,600	$14,668,858	3,551,297	$12,637,380

Class B
Sold	95,334	$327,377	127,177	$437,364
Dividends and/or distributions reinvested	7,705	26,370	14,649	49,702
Redeemed	(34,658)	(118,218)	(233,615)	(793,059)

Net increase (decrease)	68,381	$235,529	(91,789)	$(305,993)

Class C
Sold	5,501,631	$18,340,057	8,485,831	$28,232,052
Dividends and/or distributions reinvested	335,405	1,116,087	542,493	1,790,365
Redeemed	(2,319,883)	(7,730,701)	(7,567,071)	(24,904,464)

Net increase	3,517,153	$11,725,443	1,461,253	$5,117,953

Class Y
Sold	12,920,904	$43,251,947	4,311,305	$14,108,347
Dividends and/or distributions reinvested	125,343	419,930	44,697	147,554
Redeemed	(1,504,359)	(5,061,379)	(446,062)	(1,465,909)

Net increase	11,541,888	$38,610,498	3,909,940	$12,789,992

1.	For the year ended July 29, 2011, for Class A, Class B and Class C shares, and for the period from November 29, 2010 (inception of offering) to July 29, 2011, for Class Y shares.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2012, were as follows:

	Purchases	Sales

Investment securities	$51,751,846	$14,791,300
63 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $100 million	0.50%
Next $150 million	0.45
Next $1.75 billion	0.40
Over $2 billion	0.39
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2012, the Fund paid $61,539 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25%
64 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2011 were as follows:

Class C	$1,355,836
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor

January 31, 2012	$28,208	$3,189	$889	$10,936
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for Classes B, C and Y shares to 0.35% of average annual net assets per class; this limit also applied to Class A shares prior to October 1, 2011. Effective October 1, 2011, OFS has voluntarily agreed to limit its fees for Class A shares to 0.30% of average annual net assets of the class.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes.
     The Fund can also use the borrowings for other investment-related purposes, including in connection with the Fund’s inverse floater investments as discussed in Note 1. The Fund may use the borrowings to reduce the leverage amount of, or unwind or “collapse” trusts that issued “inverse floaters” owned by the Fund, or in circumstances in which the Fund
65 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Borrowings Continued
has entered into a shortfall and forbearance agreement with the sponsor of the inverse floater trust to meet the Fund’s obligation to reimburse the sponsor of the inverse floater for the difference between the liquidation value of the underlying bond and the amount due to holders of the short-term floating rate notes issued by the Trust. See the discussion in Note 1 (Inverse Floating Rate Securities) for additional information.
     The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and Citibank N.A. which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.0 billion, collectively, by the Oppenheimer Rochester Funds. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.2212% as of January 31, 2012). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended January 31, 2012 equal 0.07% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of January 31, 2012, the Fund had no borrowings outstanding. Details of the borrowings for the six months ended January 31, 2012 are as follows:

Average Daily Loan Balance	$2,727,717
Average Daily Interest Rate	0.215%
Fees Paid	$49,928
Interest Paid	$3,335
6. Reverse Repurchase Agreements
The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counterparty at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash
66 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

received by the Fund in connection with a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.
     The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counterparty’) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. The Fund also continues to receive the economic benefit of interest payments received on securities subject to reverse repurchase agreements, in the form of a direct payment from the counterparty. These payments are included in interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the six months ended January 31, 2012 are included in expenses on the Fund’s Statement of Operations and equal 0.01% of the Fund’s average net assets on an annualized basis.
     The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counterparty to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the counterparty may request additional securities from the Fund. The Fund has the right to declare the first or fifteenth day of any calendar month as the repurchase date for any outstanding reverse repurchase agreement upon delivery of advanced notification and may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.
     The Fund executed no transactions under the Facility during the six months ended January 31, 2012.
7. Pending Litigation
Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities laws and various states’ securities, consumer protection and common law and allege, among
67 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Pending Litigation Continued
other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. On September 30, 2011, the U.S. District Court for the District of Colorado entered orders and final judgments approving the settlement of certain putative class actions involving two Defendant Funds, Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund. Those orders are not subject to further appeal. These settlements do not resolve other outstanding lawsuits relating to Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund, nor do the settlements affect certain other putative class action lawsuits pending in federal court against the Manager, the Distributor, and other Defendant Funds and their independent trustees.
     In 2009, what are claimed to be derivative lawsuits were filed in New Mexico state court against the Manager and a subsidiary (but not against the Fund) on behalf of the New Mexico Education Plan Trust challenging a settlement reached in 2010 between the Manager, its subsidiary and the Distributor and the board of the New Mexico section 529 college savings plan. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses. On September 9, 2011, the court denied plaintiffs’ request for a hearing to determine the fairness of the settlement, finding that plaintiffs lacked standing to pursue derivative claims on behalf of the Trust. On October 27, 2011, the parties to these actions filed a joint motion to dismiss the lawsuits with prejudice, which the court granted on October 28, 2011.
     Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement.
68 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
69 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

CREDIT ALLOCATION Unaudited
This table provides further information regarding the “Unrated” securities category shown in the “Credit Allocation-Credit Rating Breakdown” table located earlier in this report. The third column below titled “Unrated by a NRSRO; Internally Rated by the Manager” shows the credit allocation of Unrated securities as determined by the Fund’s investment adviser, OppenheimerFunds, Inc. (the “Manager”). These internally rated securities are not rated by any nationally recognized statistical rating organization (NRSRO), such as Standard & Poor’s.
     The Manager determines the credit allocation of these securities using its own credit analysis to assign ratings using a rating scale or categories similar to that used by S&P. The Manager is not required to, and does not attempt to, employ the same credit analysis process, procedures or methodologies used by S&P or any other NRSRO in assigning a credit rating to an Unrated security. There can be no assurance, nor is it intended, that the Manager’s credit analysis process is consistent or comparable with the credit analysis process that would be used by S&P or any other NRSRO if it were to rate the same security. Securities rated investment-grade or above by the Manager may or may not be the equivalent to an investment grade or above rating assigned by an NRSRO. More information about the Manager’s internal credit analysis process for Unrated (or internally-rated) securities and securities ratings is contained in the Fund’s Prospectus and Statement of Additional Information.
     The second column below titled “NRSRO-Rated” shows the ratings by nationally recognized statistical rating organizations (NRSROs), such as Standard & Poor’s. For securities rated by an NRSRO other than S&P, the Manager converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used.
     The credit allocations below are as of January 31, 2012 and are subject to change. The percentages are based on total assets and the market value of the Fund’s securities as of January 31, 2012 and are subject to change; market value does not include cash. AAA, AA, A, and BBB are investment-grade ratings.

		Unrated by
		a NRSRO;
		Internally
		Rated by
	NRSRO-Rated	the Manager	Total

AAA	0.6%	0.6%	1.2%
AA	14.0	0.1	14.1
A	32.4	0.4	32.8
BBB	30.1	13.5	43.6
BB or lower	6.6	1.7	8.3

Total	83.7%	16.3%	100.0%

70 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
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BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, Troy Willis, Mark DeMitry, Michael Camarella and Charles Pulire, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load California short/intermediate municipal debt funds. The Board noted that the Fund’s one-year and three-year performance was better than its peer group median although its five-year performance was below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load California short/intermediate municipal debt funds with comparable asset levels and distribution features. The Board noted that the Fund’s actual and contractual management fees and total expenses were lower than its peer group median and average.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the
72 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through September 30, 2012. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
73 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL-OPP (225-5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL-OPP (225-5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
74 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., President and Principal Executive Officer
Daniel G. Loughran, Vice President
Scott S. Cottier, Vice President
Troy E. Willis, Vice President
Mark R. DeMitry, Vice President
Michael L. Camarella, Vice President
Charles S. Pulire, Vice President
Richard Stein, Vice President
Arthur S. Gabinet, Secretary and Chief Legal Officer
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent	KPMG llp
Registered Public
Accounting Firm

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

©2012 OppenheimerFunds, Inc. All rights reserved.
75 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
76 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL-OPP (225-5677).
77 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/31/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Limited Term California Municipal Fund

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer
Date: 3/13/2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer
Date: 3/13/2012

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer
Date: 3/13/2012